Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ALVARION LTD
Entity Central Index Key	0001108332
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	6,316,882

Consolidated Balance Sheets(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,769	$ 57,787
Restricted cash	3,679
Short-term bank deposits	967	4,977
Marketable securities (Note 3)		1,644
Trade receivables, net (Note 2y)	10,256	18,930
Other accounts receivable and prepaid expenses (Note 4)	6,300	5,915
Inventories (Note 5)	9,282	10,421
Current assets of discontinued operations (Note 1c)	21,371	56,901
Total current assets	61,624	156,575
LONG TERM PREPAID EXPENSES		171
PROPERTY AND EQUIPMENT, NET (Note 6)	3,438	4,826
INTANGIBLE ASSETS, NET (Note 7)	18,010	20,245
GOODWILL (Note 1e)	13,087	13,087
LONG-TERM ASSETS OF DISCONTINUED OPERATIONS		11,934
Total assets	96,159	206,838
CURRENT LIABILITIES:
Current maturity on long-term loan and revolving credit line (Note 9)	10,999	12,813
Trade payables	8,449	17,697
Other accounts payable and accrued expenses (Note 8)	18,508	29,734
Liabilities of discontinued operations	15,271	34,252
Total current liabilities	53,227	94,496
LONG-TERM LIABILITIES:
Long term accrued expenses		547
Severance pay	252	548
Other long-term liabilities	7,149	7,280
Long-term loan (Note 9)		17,187
Long term liabilities of discontinued operations		626
Total long term liabilities	7,401	26,188
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
SHAREHOLDERS' EQUITY:
Share capital (Note 11) - Ordinary shares of NIS 0.1 par value - Authorized: 12,008,000 shares at December 31, 2011 and 2012; Issued: 6,762,557 and 6,841,559 shares at December 31, 2011 and 2012, respectively; Outstanding: 6,237,880 and 6,316,882 shares at December 31, 2011 and 2012, respectively	168	166
Additional paid-in capital	436,301	434,530
Treasury shares at cost: 524,677 shares at December 31, 2011 and 2012	(12,872)	(12,872)
Other accumulated comprehensive income (loss)	839	(2,674)
Accumulated deficit	(388,905)	(332,996)
Total shareholders' equity	35,531	86,154
Total liabilities and shareholders' equity	$ 96,159	$ 206,838

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Ordinary shares, par value	0.1	0.1
Ordinary shares, authorized	12,008,000	12,008,000
Ordinary shares, issued	6,841,559	6,762,557
Ordinary shares, outstanding	6,316,882	6,237,880
Treasury shares, at cost	524,677	524,677

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales (Note 14)
Products	$ 48,278	$ 69,457	$ 72,090
Services	1,671	2,816	2,924
Total Sales	49,949	72,273	75,014
Cost of Sales
Products	24,972	33,582	35,616
Services	2,354	3,911	1,480
Write-off of excess inventory and provision for inventory purchase commitments (Note 2h)	6,385	1,433	2,093
Gross profit	16,238	33,347	35,825
Operating costs and expenses:
Research and development, net (Note 14a)	12,664	10,708	7,904
Selling and marketing	13,177	18,304	13,801
General and administrative	7,182	5,170	4,364
Amortization of intangible assets	2,235	186
Acquisition and other related expenses (Note 1e)	1,102	2,622
Restructuring and other charges (Note 2aa)		6,020	1,787
Total operating costs and expenses	36,360	43,010	27,856
Operating income (loss)	(20,122)	(9,663)	7,969
Financial expense, net (Note 14b)	(2,895)	(1,015)	(99)
Income (loss) before income taxes	(23,017)	(10,678)	7,870
Taxes on income			894
Net income (loss) from continuing operations	(23,017)	(10,678)	6,976
Net Loss from discontinued operations	(32,892)	(23,144)	(105,455)
Net loss	$ (55,909)	$ (33,822)	$ (98,479)
Net income (loss) per share (Note 14c):
Continuing operations	$ (3.68)	$ (1.71)	$ 1.12
Discontinued operations	$ (5.25)	$ (3.72)	$ (16.95)
Basic and diluted	$ (8.93)	$ (5.43)	$ (15.83)

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (55,909)	$ (33,822)	$ (98,479)
Other comprehensive income (loss)
Unrealized gains (losses) on foreign currency cash flow hedges	3,513	(5,273)	474
Total comprehensive loss	$ (52,396)	$ (39,095)	$ (98,005)

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Other Accumulated Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009		$ 166		$ 427,920	$ (12,872)	$ 2,125	$ (200,695)	$ 216,644
Balance, shares at Dec. 31, 2009	[1]	6,214,444
Exercise of employee stock options				114				114
Exercise of employee stock options, shares	[1]	11,630
Stock-based compensation expenses related to ASC 718				3,334				3,334
Other comprehensive income (loss)						474		474
Net loss							(98,479)	(98,479)
Total comprehensive loss								(98,005)
Balance at Dec. 31, 2010		166		431,368	(12,872)	2,599	(299,174)	122,087
Balance, shares at Dec. 31, 2010	[1]	6,226,074
Exercise of employee stock options				9				9
Exercise of employee stock options, shares	[1]	11,806
Stock-based compensation expenses related to ASC 718				3,153				3,153
Other comprehensive income (loss)						(5,273)		(5,273)
Net loss							(33,822)	(33,822)
Total comprehensive loss								(39,095)
Balance at Dec. 31, 2011		166		434,530	(12,872)	(2,674)	(332,996)	86,154
Balance, shares at Dec. 31, 2011	[1]	6,237,880
Exercise of employee stock options		2						2
Exercise of employee stock options, shares		79,002	[1]					79,002
Stock-based compensation expenses related to ASC 718				1,771				1,771
Other comprehensive income (loss)						3,513		3,513
Net loss							(55,909)	(55,909)
Total comprehensive loss								(52,396)
Balance at Dec. 31, 2012		$ 168		$ 436,301	$ (12,872)	$ 839	$ (388,905)	$ 35,531
Balance, shares at Dec. 31, 2012	[1]	6,316,882

[1]	Ordinary shares have been retroactively adjusted to reflect the reverse split. See also Note 1d.

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (55,909)		$ (33,822)		$ (98,479)
Net loss from discontinued operations	(32,892)		(23,144)		(105,455)
Net income (loss) from continuing operations	(23,017)		(10,678)		6,976
Adjustments required to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation	1,736		2,683		3,290
Capital loss and disposal of property and equipment	436		2,521		175
Stock-based compensation expenses related to ASC 718	938		1,671		1,767
Accrued interest, amortization of premium and accretion of discounts on held-to-maturity marketable securities and bank deposits	(27)		108		786
Amortization of other intangible assets	2,235		1,764
Decrease in trade receivables, net	8,674		4,402		6,099
Decrease (increase) in other accounts receivable and prepaid expenses	579		751		(2,182)
Decrease (increase) in inventories	1,139		7,152		(5,783)
Decrease (increase) in long term prepaid expenses	171		(171)
Increase (decrease) in trade payables	(9,248)		(10,878)		7,647
Increase (decrease) in other accounts payable and accrued expenses	(5,959)		(2,969)		(3,850)
Increase (decrease) in long term accrued expenses	(547)		547
Increase (decrease) in other long-term liabilities, net	(131)		(9)		91
Decrease in severance pay net and long-term employee liabilities	(296)		(921)		(766)
Net cash provided by (used in) continuing operating activities	(23,317)		(4,027)		14,250
Net cash used in discontinued operating activities	(2,893)		(14,014)		(36,689)
Net cash used in operating activities	(26,210)		(18,041)		(22,439)
Cash flows from investing activities:
Purchase of property and equipment	(795)		(1,651)		(2,481)
Proceeds from sale of property and equipment	11		149		7
Proceeds from bank deposits	5,016		3,350		8,056
Investment in bank deposits	(938)		(4,916)		(3,345)
Investment in held-to-maturity marketable securities					(2,424)
Proceeds from maturity of held-to-maturity marketable securities	1,603		16,885		24,273
Investment in restricted cash	(3,679)
Acquisition of Wavion			(24,618)	[1]
Earn-out adjustment for acquisition of Wavion	(2,718)	[1]
Net cash provided by (used in) continuing investing activities	(1,500)		(10,801)		24,086
Net cash used in discontinued investing activities	(1,309)		(1,693)		(9,544)
Net cash provided by (used in) investing activities	(2,809)		(12,494)		14,542
Cash flows from financing activities:
Proceeds from exercise of employee stock options	1		5		60
Receipt of long term loan			30,000
Repayment of loan	(19,001)		(2,984)
Net cash provided by (used in) continuing financing activities	(19,000)		27,021		60
Net cash provided by discontinued financing activities	1		4		54
Net cash provided by (used in) continuing financing activities	(18,999)		27,025		114
Decrease in cash and cash equivalents	(48,018)		(3,510)		(7,783)
Cash and cash equivalents at the beginning of the year	57,787		61,297		69,080
Cash and cash equivalents at the end of the year	9,769		57,787		61,297
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes	207		500		572
Cash paid for interest	$ 1,437		$ 56

[1]	Year ended December 31, 2010 2011 2012 Net cash used in discontinued investing activities $ (9,544) $ (1,693) $ (1,309) Net cash provided by (used in) investing activities 14,542 (12,494) (2,809) Cash flows from financing activities: Proceeds from exercise of employee stock options 60 5 1 Receipt of long term loan - 30,000 - Repayment of loan - (2,984) (19,001) Net cash provided by (used in) continuing financing activities 60 27,021 (19,000) Net cash provided by discontinued financing activities 54 4 1 Net cash provided by (used in) financing activities 114 27,025 (18,999) Decrease in cash and cash equivalents (7,783) (3,510) (48,018) Cash and cash equivalents at the beginning of the year 69,080 61,297 57,787 Cash and cash equivalents at the end of the year $ 61,297 $ 57,787 $ 9,769 Supplemental disclosure of cash flows activities: Cash paid during the year for taxes $ 572 $ 500 $ 207 Cash paid for interest $ - $ 56 $ 1,437 (a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) $ - $ 102 $ - Property and equipment - 1,317 - Accrued severance pay - (203) - Other intangible assets - 22,009 - Goodwill - 13,087 - Less - accrued OCS commitment - (5,992) - Long-term loan - (2,984) - 27,336 - Less - accrued earn out payment - (2,718) - $ - $ 24,618 $ -

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Cash Flows
Working capital deficit		$ 102
Property and equipment		1,317
Accrued severance pay		(203)
Other intangible assets		22,009
Goodwill		13,087
Less - accrued OCS commitment		(5,992)
Long-term loan		(2,984)
Total payments for acquisition of subsidiary		27,336
Less - accrued earn out payment		(2,718)
Payments for acquisition of subsidiary, net		$ 24,618	[1]

[1]	Year ended December 31, 2010 2011 2012 Net cash used in discontinued investing activities $ (9,544) $ (1,693) $ (1,309) Net cash provided by (used in) investing activities 14,542 (12,494) (2,809) Cash flows from financing activities: Proceeds from exercise of employee stock options 60 5 1 Receipt of long term loan - 30,000 - Repayment of loan - (2,984) (19,001) Net cash provided by (used in) continuing financing activities 60 27,021 (19,000) Net cash provided by discontinued financing activities 54 4 1 Net cash provided by (used in) financing activities 114 27,025 (18,999) Decrease in cash and cash equivalents (7,783) (3,510) (48,018) Cash and cash equivalents at the beginning of the year 69,080 61,297 57,787 Cash and cash equivalents at the end of the year $ 61,297 $ 57,787 $ 9,769 Supplemental disclosure of cash flows activities: Cash paid during the year for taxes $ 572 $ 500 $ 207 Cash paid for interest $ - $ 56 $ 1,437 (a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) $ - $ 102 $ - Property and equipment - 1,317 - Accrued severance pay - (203) - Other intangible assets - 22,009 - Goodwill - 13,087 - Less - accrued OCS commitment - (5,992) - Long-term loan - (2,984) - 27,336 - Less - accrued earn out payment - (2,718) - $ - $ 24,618 $ -

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General

NOTE 1:-	GENERAL

a.
Alvarion Ltd. together with its worldwide subsidiaries ("the Company") is a provider of wireless broadband systems. The Company supplies carriers, Internet Service Providers ("ISPs") and private networks in vertical markets with solutions based on WiMAX, Wi-Fi and other wireless broadband technologies. See also Note 1c below.

As for geographic markets and major customers, see Note 13b.

b.
The Company's sales have declined by $22,324 in the year ended December 31, 2012 compared to the year ended December 31, 2011.  In addition, the Company has incurred accumulated losses of $388,905 as of December 31, 2012. Furthermore, the Company incurred a $55,909 net loss and $48,018 negative cash flow for the year ended December 31, 2012. As of December 31, 2012, the Company had $9,769 in cash and cash equivalents, and $10,999 outstanding revolving short term credit line. Further through the date of the financial statements the Company' s results continued to deteriorate. These conditions raise substantial doubt as to the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management's plans are to seek to further lower the Company's operating expenses and improve the financial performance of the Company by introducing a cost reduction plan, including reductions in the number of employees, a reduction in employee salaries and the movement to smaller and cheaper facilities. In addition, the Company plans to continue to finance its operations through the proceeds related to the sale of the Company's carrier licensed division (see Note 1c below), and third party financing. The Company has in addition reached an amendment to the Company's credit line to amend the future covenants (see Note 9d).

However, there is no assurance that the Company will meet the credit line covenants and be successful in its efforts to improve its financial performance, raise the necessary capital , increase its revenues to continue its activities as a going concern for a reasonable period of time. Furthermore there is no certainty that the Company will meet the credit line covenant which may result in immediate recall of the outstanding credit line drawn.

c.	Discontinued Operation:

As of December 31, 2012 Company's management and the board of directors determined to sell the Company's carrier licensed division ("BWA"). On February 21, 2013, the Company entered into a definitive agreement with Telrad Networks LTD ("Telrad"), pursuant to which Telrad will acquire the BWA. The consideration in the agreement amounted to $6,100 and performance based milestone payments of up to $6,000. On May 10, 2013 an amendment to the agreement was signed. Under the final terms agreed, the Company will receive a consideration of $4,000, reduced as a result of the discountinued operations working capital decline in Q1 2013. Consideration will be paid in installments over four quarters, with the first payment of $1,350 received at closing. In addition, the Company may receive certain performance based milestone payments of up to $7,700.

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its  component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

The BWA has been considered a "component of the entity" since it comprises of operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company's operations. Further, since no significant cash outflow or cash inflow are expected to be generated or paid by the Company in respect of the discontinued operation and the Company will have no significant continuing involvement in the operations of the component after the division is sold, the component meets the criteria to be considered as discontinued operation.

As a result, the assets and liabilities of the component were retroactively adjusted and classified as discontinued assets and liablilities as of December 31, 2011 and 2012 and the component's operation results and cash flows for the years ended December 31, 2010, 2011 and 2012 were retroactively adjusted and classified separately as net loss from discontinued operations.

The major classes of assets and liabilities of the carrier license division that was classified as discontinued operations were:

	December 31,
	2011	2012
CURRENT ASSETS:
Trade Receivables, net	$29,364	$15,358
Other accounts receivable and prepaid expenses	1,743	2,489
Inventories	25,794	3,524

Total current assets of discontinued operations	56,901	21,371

LONG TERM ASSETS
Long term trade receivables	6,986	-
Property and equipment, net	4,948	-

Total long term assets of discontinued operations	11,934	-

CURRENT LIABILITIES:
Trade Payables	18,545	4,254
Other accounts payable and accrued expenses	15,707	10,717
Severance pay	-	300

Total current liabilities of discontinued operations	34,252	15,271

ACCRUED SEVERANCE PAY	626	-

Net assets of discontinued operations	$33,957	$6,100

The results of the discontinued operating carrier license devision for the years ended December 31, 2010, 2011 and 2012, are presented below:

	Year ended December 31,
	2010	2011	2012

Sales	$130,801	$117,764	$61,632

Cost of Sales	91,477	81,362	38,594
Write-off of excess inventory and provision for inventory purchase commitments	2,809	8,291	19,365

Gross profit	36,515	28,111	3,673

Operating costs and expenses:
Research and development , net	30,813	17,256	11,725
Selling and marketing	29,575	19,272	14,211
General and administrative	15,555	8,707	6,939
Restructuring and other charges	1,787	6,020	3,519
Other income *)	-	-	(17,096)
Amortization of intangible assets	130	-	-
Impairment of goodwill	57,110	-	-
Other loss **)		-	17,267

Total operating expenses	134,970	51,255	36,565

Operating loss	(98,455)	(23,144)	(32,892)
Impairment of investment	(7,000)	-	-

Net loss	$(105,455)	$(23,144)	$(32,892)

*)	Other income represents income from the sale of certain of the Company's intelectual property portfolio and certain claim rights.

**)
As of and for the year ended December 31, 2012, the Company recognized an impairment related to asset held-for-sale of $17,267, based on the fair value of, the net realizable held for sale component, which was based on $6,100 consideration. Additional $2,100 impairment to be recognized in the first quarter 2013 as part of the final closing.

All accompandied notes of the finalcial statements represent the continuing operations of the Company.

d.	Reverse Split:

On March 18, 2013, the Company announced that the previously-reported 1:10 reverse split of its ordinary shares would be effective on April 2, 2013 with respect to all shares held of record as of the close of business on April 1, 2013. The reverse split was previously approved by the Company's shareholders at the Annual General Meeting held on September 10, 2012 and announced by the Company on December 10, 2012.

Upon execution of the reverse split, shareholders have received one share of the Company in exchange for every 10 shares held by them. The reverse split reduced the number of Company outstanding shares from approximately 63 million to approximately 6.3 million. Proportional adjustments have been automatically made to the Company's outstanding stock options and other equity compensation incentive awards

All ordinary share and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split. .See also Note 2u, Note 11 and Note 14c.

e.	Acquisition of Wavion:

On November 23, 2011, the Company completed the acquisition of all of the outstanding shares of Wavion Inc. and its subsidiary (together "Wavion"), a technology leader in outdoor WiFi applications for metro and rural areas with deployments in more than 75 countries. Wavion offers end-to-end solutions including access, backhaul, CPEs, management and service provisioning tools, and was acquired for an aggregate consideration of $ 28,433. The total purchase price of Wavion was composed of the following:

Cash	$25,715
Earn out *)	2,718

Total purchase price	$28,433

*)	Earn out was based on performance milestones for the period from acquisition date through December 31, 2012. The actual Earn out was paid in the year ended December 31, 2012 and amounted to $ 2,718.

The acquired business provided a significant new market opportunity. The Company believed that the acquisition of Wavion enables the Company to expand the solutions provided by the Company.

The acquisition was accounted for by the acquisition method. The results of operations were included in the consolidated financial statements of the Company commencing November 23, 2011. The consideration for the acquisition was attributed to acquired net assets and assumed liabilities on the basis of their fair value, based on a valuation performed by an outsourced advisor which included a number of factors.

As part of the acquisition, certain shareholders are entitled to $ 785 if they will complete a retention period as Wavion's employees. This amount was placed in escrow as an assurance for such employees' undertaking to continue their employment with the Company.  If an employee does not complete the full term of retention, the amount in escrow related to such employee will be released to the Company. This amount is recorded as compensation expenses and not as part of the purchase price of Wavion. As of December 31, 2012 there is a remaining prepaid balance of $ 171 relating to this amount, which will be recorded as compensation expense on a straight line basis over the remaining retention period of the first half of 2013.

Identifiable intangible assets acquired included Customer relationships and Backlog which were valued using the income approach, and Technology which was valued using the income approach, specifically the "Relief From Royalty method".

The Company also assumed a liability related to Wavion's Officer of the Chief Scientist ("OCS") royalty bearing grant obligation. The liability was valued based on 100% of the outstanding obligation discounted based on a Market Participant interest rate.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$1,097
Trade receivables	3,760
Other receivables and prepaid expenses	942
Current deferred tax assets	1,334
Inventories	1,436
Property and equipment	1,317
Long-term deferred tax assets	6,480
Other intangible assets	22,009
Goodwill	13,087

Total assets acquired	51,462

Trade payables	(3,553)
Accrued expenses and other liabilities	(3,532)
Other long-term liabilities	(4,943)
Severance pay	(203)
Long-term loan	(2,984)
Long-term deferred tax liabilities	(7,814)

Total liabilities assumed	(23,029)

Net assets acquired	$28,433

The excess of cost of acquisition over the fair value of net tangible and identifiable intangible assets on acquisition amounted to $ 13,087, and was allocated to goodwill, which was due to primarily the expected synergies.

As part of the acquisition, the Company incurred certain expenses to outside providers  in an aggregate amount of $ 1,122. These expenses, as well as other transaction related expenses, have been recorded as Acquisition related expenses in the statement of operation in 2011.

f.	Acquisition of Clariton:

At the beginning of 2011, the Company acquired the intellectual property of Clariton Ltd., ("Clariton") for an indoor wireless solution called Clariton's Distributed Antenna System (DAS) for consideration based on performance milestone payments of  up to $8,500 as of Decmeber 31, 2012 and 2011 such performance based milestones were deemed not more likely than not. The Company also assumed Clariton's related OCS royalty bearing grant obligation, Clariton Networks.

g.
Alvarion Ltd. has wholly-owned active subsidiaries in the United States, France, Romania, Brazil,  Singapore, Mexico, Poland, Uruguay, Spain, South-Africa, Italy, Argentina,  India, Chile, Taiwan, Indonesia, Canda, Japan and the Philippines primarily engaged in marketing, pre-sales, sales and developing activities.

h.
Certain of the raw materials, components, and subassemblies included in the products manufactured by the Company's subcontractors, are obtained from and manufactured by a limited group of suppliers and manufaturers. Disruptions, shortages, termination of certain of these sources of supply, or termination of  manufacturing subcontractors agreements could occur and could negatively affect the Company's financial condition and results of operations.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with U.S generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, discontinued assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue, expenses and net loss from discontinued operations during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Company's revenues are generated in dollars. In addition, most of the Company's costs are denominated and determined in dollars. The Company's management believes that the dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alvarion Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with maturities of three months or less at the date acquired.

e.	Restricted Cash:

Restricted cash is primarily invested in highly liquid deposits, which mature within one year. These deposits are used as security for the credit line the Company received from a bank, guarantees in favor of customers and a lease agreement.

f.	Short-term bank deposits:

Bank deposits with maturities of more than three months and up to one year were included in short-term bank deposits. As of December 31, 2011 and 2012,  the deposits bore interest at a weighted average interest rate of 2.48% and 3.25%, respectively. The deposits are presented at their cost, including accrued interest.

g.	Held-to-maturity securities:

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity, and are stated at amortized cost. The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, impairment of value judged to be other than temporary, and interest are included in financial income, net.

In the year ended December 31, 2012 all Marketable securities have matured and the Company no longer holds investment of securities as of December 31, 2012.

For the years ended December 31, 2010 and 2011, all securities covered by ASC 320 were designated by the Company's management as held-to-maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the amortized cost basis is judged to be other-than-temporary. The Company periodically assesses whether its investments with unrealized losses are other than temporarily impaired.

Under the impairment model, an other-than-temporary impairment loss is recognized in earnings when the Company does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists). The amount of impairment to be recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

For the years ended December 31, 2010 and 2011, no other-than-temporary impairment losses have been identified.

h.	Inventories:

The Company manages its inventory according to the FIFO method.

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials and components - using the "weighted moving average cost" method.

Work in progress and finished products are based on the cost of raw materials and components used and the cost of production including labor and overhead calculated on a periodic basis.

Inventory write-offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During 2010, 2011 and 2012, the Company recorded inventory write-off for inventory and for inventory purchase commitments for the continued operation, for inventory no longer required in a total amount of $ 2,093, $ 1,433 and $ 6,385, respectively.

In 2010, 2011 and 2012, approximately $ 113, $ 109 and $ 179, respectively, of inventory previously written-off was used as product components in the Company's ordinary production course and was sold as finished goods to end users. The sales of these related manufactured products were reflected in the Company's revenues without an additional charge to the cost of sales in the period in which the inventory was utilized.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Office furniture and equipment	6- 15
Computers and electronic equipment	14- 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

j.	Impairment of long-lived assets:

The Company's property and equipment and certain identifiable intangible assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets that are not considered to have an indefinite useful life have been amortized using the straight-line basis over their estimated useful lives (Customer relationship 6 years and Technology 4-12 years). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (or asset group) exceeds the fair value of the assets (or asset group). In November 2011 due to the completion of Wavion acquisition, the Company recorded intangible assets in an amount of $22,009 for the continued operation. For the years ended December 31, 2011 and 2012 , no impairment has been identified.

k.	Goodwill:

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate its carrying value may not be recoverable in accordance with ASC 350 "Intangibles -  Goodwill and Others".

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The acquisition of Wavion in November 2011 has been incorporated into the single reportable segment as a separate business unit, of the Company. As part of Wavion acquisition, the Company recorded goodwill in amount of  $13,087. In the year ended December 31, 2011, there were no indicators of impairment. In the year ended 31, 2012 an annual impairment test has been completed and there were no indicators of impairment and the Company did not  recorded any impairment.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company recognizes interest, if any, related to unrecognized tax benefits in financial expenses. The Company recognizes penalties, if any, related to unrecognized tax benefits in taxes on income.

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

During 2008, the Company granted 96,300 options at par value and Restricted Shares Units to Management and Senior Executives, the vesting of which is subject to the Company achieving certain performance related ratios, 33% of each grant's vesting being accrued respectively on February 28, 2010, February 28, 2011 and February 28, 2012. The Company accounts for these grants in accordance  with ASC 718 and  estimates the fair value of equity based payment awards only when the achieving the performance criteria is probable. As of December 31, 2012, the performance related ratios for all installments have not been achieved, and  all of the grant has been cancelled.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes-Merton option-pricing model that uses the weighted-average assumptions noted in the following table. The Company values restricted stock units and options granted at par value based on the market value of the underlying shares at the date of grant.

Expected volatility is based on historical volatility that is representative of future volatility over the expected term of the options. In 2010, 2011 and 2012, the expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

	Year ended December 31,
	2010	2011	2012

Volatility	56.5%	59.4%	63.6%
Risk-free interest rate	1.45%	1.40%	0.54%
Dividend yield	0%	0%	0%
Expected term	4.47 years	4.21 years	4.13 years
Average Forfeiture rate	13%	19%	18%

The Company's annual equity-based compensation expense for the years ended December 31, 2010, 2011 and 2012 related to the continued operation totaled $ 1,767, $ 1,671 and $ 938, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of goods sold	$231	$156	$143
Research and development	413	262	245
Sales and marketing	388	411	279
General and administrative	735	842	271

Equity-based compensation expenses	$1,767	$1,671	$938

n.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software,  professional services and maintenance. Professional services include mainly installation, project management,  consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from products are recognized in accordance with ASC 605-10-S99-1 ("Revenue Recognition") and with ASC 605-25 "Multiple-Element Arrangements" as amended by ASU 2009-13, when the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collection is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or the acceptance provision has lapsed.

The Company generally does not grant a right of return. However, the Company has granted to certain distributors limited rights of return on unsold products. Product revenues on shipments to these distributors are recognized based on their history of actual returns provided that all other revenue recognition criteria are met.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, when they have not yet sold the deliverable separately, using the price established by management having the relevant authority. When VSOE cannot be established, the Company establishes selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. The best estimate of selling price for products are established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

Advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

o.	Warranty costs:

The Company provides a 16 to 21 month warranty period for all of its products lines. The specific terms and conditions of a warranty vary depending upon the product sold and customer it is sold to. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time a product is delivered. Factors that affect the Company's warranty liability include the number of units, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's warranty allowance during the period are as follows:

	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$1,274	$1,100	$481
Warranties issued during the year	991	372	202
Settlements/adjustments made during the year	(1,165)	(991)	(479)

Balance at the end of the year	$1,100	$481	$204

p.	Research and development:

Research and development costs, net of participation funding received and grants, are charged to the statement of operations as incurred. See also Note 14a.

q.	Participations and grants:

Grants and participations received for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development costs.

r.	Royalty-bearing grants:

Royalty-bearing grants from the Government of Israel (OCS) for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred. These grants are represented as a reduction in research and development expenses.

Royalties to the OCS are recorded in the cost of sales, when the related sales are recorded. See also note 10c.

s.	Severance pay and long term employee liabilities:

The Company's agreements with the majority of its employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay are instead of its severance liability. Upon contribution of the full amount from the employee's monthly salary, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,507, $ 1,076 and $ 1,086, respectively.

t.	Advertising expenses:

Advertising expenses are carried to the statement of operations as incurred. Advertising expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,239, $ 821 and $ 641, respectively.

u.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. The diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2010, 2011 and 2012, all outstanding options to purchase shares were excluded from the calculation of diluted loss per share because their effect on the loss per share is anti-dilutive.

In March 2013, the Company preformed a reverse stock split of the Company's ordinary shares of ten (10) for one (1), (see also note 1d). The loss per share amounts presented for all prior periods were restated to reflect the effects of the reverse stock split.

v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar deposits with major U.S., European and Israeli banks, and the foreign currency derivative contracts are with the same banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed on demand and therefore low credit risk exists with respect to these investments.

The trade receivables of the Company are derived from sales to customers located primarily in North and South America, Asia Pacific, Africa and Europe and represent amounts with maturity dates of less than one year. Under certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral, additional guarantees or advance payments. The Company obtains credit insurance where applicable. The Company and its subsidiaries perform ongoing credit evaluations of their customers and establish an allowance for doubtful accounts based upon a specific review of their accounts.

Allowance for doubtful accounts for the continued operation amounted to $ 296 and $ 4,099 as of December 31, 2011 and 2012, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and there may be an effect in the Company's ability to collect customers' debts in a timely manner or at all and this may result in increased bad debt expense.

Total doubtful debts expenses for the continued operation during 2010, 2011 and 2012 amounted to $1,050, $ 863 and $3,909, respectively. Total write offs for the continued operation amounted $ 569 and $ 106 in  2011 and 2012, respectively.

w.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its foreign currency derivative contracts at fair value using a market approach valuation technique based on marketplace observable inputs foreign exchange rates, as follows:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Foreign currency forwards	$-	$1,002	$-	$1,002

Total financial assets	$-	$1,002	$-	$1,002

Liabilities:

Foreign currency forwards	$-	$158	$-	$158

Total financial liabilities	$-	$158	$-	$158

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and loan approximate their fair values, due to the short-term maturities of these instruments.

x.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815 "Derivatives and Hedging". ASC 815 requires a company to recognize all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company has instituted a foreign currency cash flow hedging policy in order to hedge against the risk of overall changes in future cash flows for a period of approximately 1 year resulting from foreign currency trade payables and salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and Romanian New Lei ("RON") with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges. The Company does not have a master netting policy and as such each arrangement is accounted for separately.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

As of December 31, 2012, the Company recorded accumulated other comprehensive income related to unrealized gain on derivative instruments amounted to $ 839 (as further detailed in the following tables). Such amount will be reclassified into earnings within the next 12 months.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $81,158 and $ 27,852 at December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S dollars with NIS was $799 at December 31, 2012. The notional principal of foreign exchange contracts to purchase RON with U.S. dollars was $ 5,750 and $ 1,000 at December 31, 2011 and 2012, respectively.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below:

		December 31,
	Balance sheet location	2011	2012
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$16	$-
Foreign exchange forward contracts		-	997

		$16	$997
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(1,033)	$-
Foreign exchange forward contracts		(1,657)	(158)

		$(2,690)	$(158)

Derivatives assets (liabilities), net		$(2,674)	$839

The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2010	2011	2012
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$662	$(1,177)	$240
Foreign exchange forward contracts	2,428	(1,229)	1,153

	$3,090	$(2,406)	$1,393

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$839

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location	2010	2011	2012
		effective	effective	effective	ineffective
Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales, operating expenses and financial (expenses) income	$175	$273	$-	$(777)
Foreign exchange forward contracts	Cost of sales, operating expenses and financial (expenses) income	2,441	2,591	(1,193)	(150)

		$2,616	$2,864	$(1,193)	$(927)

As of December 31, 2011, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $ 1,142, the fair value of which is presented in other accounts receivable and prepaid expenses. As of December 31, 2012, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $700, the fair value of which is presented in other accounts receivable and prepaid expenses.  The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains (losses) recognized in statement of operations in the financial income (expenses) net during 2010, 2011 and 2012 were $ 528, $ (307) and $ (18), respectively.

y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate statements, for all presented years.

z.	Treasury stock:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

aa.	Restructuring and other charges:

During 2010 and 2011, the Company implemented separate restructuring plans, their main purposes were to close and minimize several internal activities, reorganize its units, and reduce headcount of approximately 160 and 194 employees, respectively. The Company recorded in 2010 and 2011 charges of $ 1,787 and $ 6,020 respectively. In addition to the charges to short and long term accrued amounts below, these charges included $ 172 and $ 325 respectively, related to write-offs of leasehold improvements due to abandonment of rental premises as a result of the above mentioned plans. The 2011 plan also included costs amounting to approximately $ 3,000 due to fixed assets disposals, $ 154 due to reverse of grants receivable and $ 359 prepaid service R&D. The Company has accounted for the restructuring and cost reduction plans in accordance with ASC 420 "Exit or Disposal Cost Obligations".

As of December 31, 2012, the short term components of the restructuring and cost reduction plan accrual are as follows:

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2011	$141	$462	$298	$27	$928
Charges	1,477	(462)	1,580	763	3,358
Cash outlays	(893)	-	(941)	(214)	(2,048)

Balance as of December 31, 2011	725	-	937	576	2,238
Sorting of long term components			547		547
Cash outlays	(697)	-	(630)	(461)	(1,788)

Balance as of December 31, 2012	$28	$-	$854	$115	$997

The restructuring and other charges do not include the impact related to stock based compensation (for stock based compensation see Note 11c).

ab.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale, excluding transactions presented below as a secured borrowing. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

During the years ended December 31, 2010, 2011 and 2012, the Company sold trade receivables related to the continued operation to Israeli financial institutions in a total amount of $ 12,458, $ 15,137 and $ 8,848, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The aggregate amounts of financing expense related to the sales of trade receivables for the continued operation for the years ended December 31, 2010 2011 and 2012 were $ 167, $ 237 and $ 315, respectively.

ac.	Business Combination:

According to ASC 805 "Business Combination", the Company recognizes assets acquired, liabilities assumed and any non-controlling interest at the acquisition date measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. According to ASC 805, the Company is required to allocate the purchase price of acquired companies to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. In allocating the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, the Company developed the required assumptions underlying the valuation work. Critical estimates in valuing certain of the intangible assets include but are not limited to: future expected cash flows from customer contracts, customer lists and distribution agreements,. Management's estimates of fair value are based upon assumptions believed to be reasonable, utilizing a market participant approach, but which are inherently uncertain and unpredictable. Assumptions may be incomplete or inaccurate, and unanticipated events and circumstances may occur.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of held-to-maturity marketable securities:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair market value
December 31, 2011:

Maturing within one year:
Corporate bonds	$1,644	$6	$-	$1,650

	$1,644	$6	$-	$1,650

During 2011, a security with maturity date in 2012 and a callable feature was called by its issuer. This security was classified as held to maturity since at the acquisition there was no significant premium related to it. The net carrying amount of this security on the date of sale amounted to $ 808. The realized gain amounted to $ 1. During the year ended December 31, 2012, the Company's investments in securities have matured.

Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$2,625	$3,020
Deposits	559	460
Derivatives	102	1,002
Prepaid expenses	1,192	402
Advances to suppliers and others	1,437	1,416

	$5,915	$6,300

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

NOTE 5:-	INVENTORIES

See also Note 2h.

	December 31,
	2011	2012

Raw materials and components	$4,996	$4,677
Work in progress	2,538	803
Finished products *)	2,887	3,802

	$10,421	$9,282

*)	Includes inventory held by customers in the amount of $ 113 and $ 74 as of Decemeber 31, 2011 and 2012, respectively.

Property And Equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Property And Equipment
NOTE 6: -	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:
Office furniture and equipment	$2,698	$2,683
Computers and electronic equipment	17,866	18,204
Leasehold improvements	3,432	3,204

	23,996	24,091
Accumulated depreciation:
Office furniture and equipment	1,407	1,615
Computers and manufacturing equipment	15,303	16,520
Leasehold improvements	2,460	2,518

	19,170	20,653

Depreciated cost	$4,826	$3,438

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 3,290, $ 2,683 and $ 1,736, respectively.

During 2012, the Company recorded disposals and sales of property and equipment in the amount of $ 682 and accumulated depreciation in the amount of $ 235.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-	INTANGIBLE ASSETS, NET

	December 31,
	2011	2012
Cost:
Current technology	$18,557	$18,557
Customer relations	1,874	1,874
Backlog	1,578	1,578

	22,009	22,009
Accumulated amortization:
Current technology	160	2,083
Customer relations	26	338
Backlog	1,578	1,578

	1,764	3,999

Amortized cost	$20,245	$18,010
Amortization expenses for the years ended December 31, 2011 and 2012 amounted to $ 1,764 and $ 2,235, respectively.

See also Note 1e regarding Wavion acquisition

Estimated amortization expenses for the years ended:

Amortization
Year ended December 31,	expenses

2013	$2,235
2014	2,235
2015	2,188
2016	1,671
2017	1,645
2018 and thereafter	8,036

$18,010

Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Service providers, consultants and accrued expenses	$6,686	$7,815
Employees and payroll accruals	9,645	4,848
Advances from customers	626	452
Provision for agent commissions	1,100	1,216
Restructuring and other charges *)	2,238	997
Warranty provision	481	204
Royalties	2,230	2,758
Derivatives	2,690	158
Advances from grants	1,259	-
Earn out provision	2,718	-
Others	61	60

	$29,734	$18,508

*)	See also Note 2aa .

Loan	12 Months Ended
Dec. 31, 2012
Loan [Abstract]
Loan
NOTE 9:-	LOAN

a.
On June 21, 2011, the Company entered into a Loan & Security Agreement (the "Agreement"), with Silicon Valley Bank ("SVB"), whereby SVB provided a $ 30,000 credit line for the financing of the acquisition of Wavion. The Company fully utilized the credit line on November 18, 2011.

As part of the transaction, the Company pledged all of its assets under a floating charge, and created a fixed charge on its Intellectual Property ("IP") rights and receivables. The Agreement with SVB contains various provisions related to compliance with financial covenants, restrictive covenants, including negative pledges, and other commitments , typically contained in facility agreements of this type. The credit line consists of Facility A ($25,000) and Facility B ($5,000).

Facility A should be repaid in thirty six (36) equal monthly installments starting March 1st, 2012. The interest rate applicable to Facility A is three month LIBOR plus 4.75%, payable monthly starting December 1, 2011. Facility B should be repaid in one (1) installment after thirty six (36) months following first repayment of Facility A of the credit line. The interest rate applicable to Facility B is LIBOR for three months plus 4.50%, payable monthly starting December 1, 2011.

The Agreement was amended several times since the initial Agreement was signed.

The Company was not in compliance with its covenants under the Agreement as if April 1, 2012.  On April 25, 2012, the Company and SVB entered into an agreement providing for the grant of a temporary forbearance of the April 1, 2012 breached covenants and a modification of the terms of the Long Term Loan. The modifications of the Agreement included (i) an increase of the interest rate applicable to Facility A and Facility B to LIBOR for three months plus 5.85% and (ii) the early repayment of $5,000 and $2,222 as of April 30, 2012 and July 1, 2012, respectively, of principal on the Long Term Loan.

The Agreement was further amended on September 28, 2012 to provide for the early repayment of the principal on the long term loan of  $5,500. Further, the amendment modified the structure of the loan, from a term loan to a revolving line of credit. The line of credit is based on the Company's eligible account receivable, as defined in the agreement balance up to $15,000 and shal accure interest at a fixed rate per annuam equal to 7%.

In addition, $3,000 in cash were transferred into a restricted account at SVB as a collateral, which will be applied towards the loan in case of (i) over advance on the line (less account receivable than the loan principal amount) or (ii) the Company has negative cash flow for the three months period ending December 31, 2012 and March 31, 2013.

b.
As of December 31, 2012, the loan is defined as a revolving line of credit and will remain available through February 2015. As such the outstanding balance has been classified as revolving credit line.

c.
In respect of the credit line provided, the Company is required to meet certain financial covenants which includes non-gaap adjusted profit/loss and quick asset ratio on a monthly basis.  As of December 31, 2012, the Company was in full compliance with the covenants as defined in the amended Agreement.

d.
Subsequent to year end an amount of $1,500 of the restricted balance was applied towards the credit line. In addition, on May 10, 2013 the Company signed a new amendment with SVB. This amendment was required in order to enable the assignments of assets to Telrad, and requires the Company to repay up to $2,150 from the consideration received from the sale of the BWA to Telrad, over the one year period following the closing. Furthermore the amendment include updates to future financial covenants stated in Note 9c. As of the date of the finalcial statements the Company meets the stipulated covenants with SVB. If the Company fails to meet the covenants, SVB may recall the outstanding credit line drawn immediately.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Premises occupied by the Company are leased under various lease agreements. The lease agreements for these premises will expire in 2013-2015.

The Company has leased various motor vehicles and computers under operating lease agreements. These leases expire in fiscal year 2015.

Future minimum rental payments under such leases as of December 31, 2012 are as follows:

	Rental of premises	Lease of computers	Lease of motor vehicles

2013	$1,912	$21	$556
2014	205	11	273
2015	67	-	33

	$2,184	$32	$862

Rental of premises expenses for the years ended December 31, 2010, 2011 and 2012, were $ 3,285, $ 2,735 and $ 1,458, respectively. Motor vehicle leasing expenses for the years ended December 31, 2010, 2011 and 2012, were $ 1,480, $ 948 and $ 680, respectively. Computer leasing expenses for the years ended December 31, 2010, 2011 and 2012, were $ 266, $ 121 and $ 97, respectively.

b.	Guarantees:

As of December 31, 2012, the Company had outstanding bank guarantees in the total amount of approximately $ 2,061, in favor of customers, lessors and Government authorities.

c.	Royalties:

The Company's research and development efforts have been partially financed through grants from the OCS of the Israeli Government. The Company entered an arrangement during 2003 with the OCS in Israel's Ministry of Industry and Trade where it participates in new OCS programs under which the Company is eligible to receive grants for research and development projects without any royalty repayment obligations, excluding OCS programs grants resulting from the acquisition of InnoWave, Clariton Networks  and Wavion which were not included in this arrangement.

The Company did not receive grants-bearing royalties from the OCS during the years 2006 until 2011. Through the 2011 acquisition of Wavion (see Note 1e), the Company assumed Wavion's royalty bearing grant, and the royalties assumed have been  recognized as a liability as part of the acquisition. In return for the OCS's participation for some of the grants applications (from InnoWave, Clariton Networks and Wavion), the Company is committed to pay royalties to the Israeli Government at the rate of 3.5% of sales of products in which the Israeli Government has participated in financing the research and development, up to the amounts granted. The grants received bear annual interest at LIBOR as of the date of approval. The grants are presented in the consolidated statements of operations as an offset to related research and development expenses.

Repayment of the grants is not required in the event that there are no sales of products developed within the framework of such funded programs. Royalties payable to the OCS are recorded as they become due and are classified as cost of sales. The maximum amount of the contingent liability related to royalty bearing grants payable to the Israeli Government was approximately $ 27,747 as of December 31, 2012.

d.	Liens:

Pursuant to its Loan and Security Agreement with SVB the Company pledged all of its assets under a floating charge and created a fixed charge on its IP rights and receivables.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Reverse split:

On April 2, 2013, the Company effected a reverse split of the Company's ordinary shares of ten (10) for one (1) (i.e., ten ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.10 nominal value). All ordinary share and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split. The Company's articles of association were amended and the authorized share capital of the Company is NIS 1,200,800 divided into 12,008,000 Ordinary shares, par value NIS 0.10 per share.

b.	The Company's shares are listed for trading on the NASDAQ Capital Market and on the Tel-Aviv Stock Exchange.

c.	Shareholders' rights:

The Ordinary shares confer upon the holders rights to receive notice to participate and vote in general meetings of the Company, to receive dividends, if and when declared and to receive, upon liquidation, a pro rata share of any remaining assets.

d.	Share options:

The Company has six stock option plans under which 3,488,650 Ordinary shares were reserved for issuance.

In 2006, the Company adopted the 2006 shares options plan ("the 2006 Plan"). Under the 2006 Plan, the Company may grant restricted share units ("RSU"), restricted shares, options and other equity awards to employees, directors, consultants, advisers and service providers of the Company and its subsidiaries.

Pursuant to the 2006 Plan, 150,000 Ordinary shares were initially reserved for issuance upon the exercise of awards granted under the 2006 Plan. The number of Ordinary shares available for issuance under the 2006 Plan shall be reset annually on April 1 of each year to equal 4% of the total outstanding shares as of such reset date. The Company also grants its options under 2002 Plan. Options that are cancelled or forfeited become available for future grants. RSUs vest over a three year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

During 2010, and 2011, the Company did not grant any performance based options. During 2012, the Company granted 20,000 performance based options.The Company did not record compensation expenses for 96,300 performance based options that were granted during 2008 since as of December 31, 2012, the Company did not reach the performance targets and the plan was canceled. During 2012, 8,700 performance based options were forfeited.

Under the terms of the Company's plans, options generally vest ratably over a period of up to four years, commencing on the date of grant. The options expire no later than 6 years from the date of grant (under the old plans the options expired after 10 years), and are non-transferable, except under the laws of succession. Each option may be exercised to purchase one Ordinary share for an exercise price that is generally equal to the fair market value of the underlying share on the date of grant. Part of the options under the 2006 plan were granted at par value.

As of December 31, 2012, 1,196,618 Ordinary shares of the Company are still available for future grants under the various option plans.

A summary of option activity under the Company's stock option plans as of December 31, 2012 and changes during year than ended are as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average remaining contractual term (in years)	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	931,333	2.95	$48.30	$1,447
Changes during the year:
Granted	305,650		$6.00
Exercised	(79,002)		$0.03
Forfeited or cancelled	(580,985)		$55.60

Options outstanding at end of year	576,996	3.80	$25.20	$84

Options vested or expected to vest	438,882	3.34	$30.80	$68
Options exercisable at end of year	233,878	1.74	$50.60	$15

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $ 24.40, $ 9.20 and $ 2.90, respectively. The weighted-average fair value of the options vested during the year ended December 31, 2012 was $ 12.5. The total intrinsic value for the options exercised for the years ended December 31, 2010, 2011 and 2012 was  $ 169, $ 107 and $ 368, respectively.

As of December 31, 2012, there was approximately $ 1,089  of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over the next 4 years.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Exercise price (range) in $	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price in $	Options exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options)	Weighted average exercise price in $

0.03-0.3	22,970	3.95	0.3	3,970	0.72	0.03
3.8-4.0	139,100	5.65	3.9	-	-	-
6.3-9.5	138,525	5.08	7.7	21,588	3.90	9.0
11.7-17.3	25,300	4.76	13.8	2,112	4.91	12.2
19.5-27.4	106,885	2.28	21.0	65,324	1.06	21.2
33.1-39.4	62,344	2.04	36.0	59,012	2.01	36.1
63.9-95.8	45,235	1.38	80.1	45,235	1.38	80.1
108-136.5	36,637	1.59	121.9	36,637	1.59	121.9

	576,996			233,878

A summary of the status of the Company's restricted shares units and options granted at par-value as of December 31, 2012, and changes during the year ended December 31, 2012, are presented below:

Unvested restricted share units and options at par value	Number of restricted share units and options at par value	Weighted average grant date fair value

Non vested at January 1, 2012	107,312	$28.10

Granted	-	-
Vested	(34,362)	35.60
Forfeited	(53,950)	28.90

Non vested at December 31, 2012	19,000	$14.30

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $313, $553 and $127, respectively.

e.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company's Board of Directors has determined that tax exempt income if any, will not be distributed as dividends.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 12:-	TAXES ON INCOME

a.
Commencing taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in U.S. dollars.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

Alvarion Ltd. has been granted status as an "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959 ("the Investment Law").

According to the provision of the Investment Law, Alvarion Ltd. has elected the "alternative benefits" track provisions of the Investment Law, pursuant to which Alvarion Ltd. has waived its right to grants and instead receives a tax benefit on undistributed income derived from the "Approved Enterprise" program. The entitlement to tax benefits depends upon compliance with the Investment Law regulations.

In 1997, Alvarion Ltd.'s production facility in Nazareth was granted a status of "Approved Enterprise". During 2000, Alvarion Ltd.'s expansion request for its second "Approved Enterprise" regarding its production facilities in Migdal Haemek was approved. In connection with its merger with Floware Ltd. ("Floware") in 2001, Floware Ltd. was granted "Approved Enterprise" status for its 1997 plan regarding the production facility in Or-Yehuda.

The period of benefits for all plans will commence with the first year in which the Company earns taxable income after the commencement year. The duration of tax benefits is subject to limits of the earlier of 12 years from the commencement of production, or 14 years from receiving the approval. The period of benefits for all plans has not yet commenced. The limitation mentioned does not apply to the exemption periods and plans.

Alvarion Ltd.'s entitlement to the above benefits is conditional upon its fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, any benefits which were previously granted may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and CPI adjustments.

If these retained tax-exempt profits are distributed they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative benefit track. As of December 31, 2012, the accumulated deficit of the Company does not include tax-exempt profits earned by the Company's "Approved Enterprise".

Income from sources other than "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and significantly changed the provisions of the Investment Law.  Generally, the Company's investment programs that obtained approval for Approved Enterprise status prior to enactment of the Amendment will continue to be subject to the old provisions of the Investment Law.

The Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to get the Investment Center's prior approval to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the company after the election year.

The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as the provision generally requiring that at least 25% of the Privileged Enterprise's income will be derived from export.

Under the Amendment, in 2005 and 2007, the Company announced 2004 and 2006 (respectively) as the "Election Year" and submitted an expansion request for additional "Privileged Enterprise" status regarding its production facilities. A portion of the taxable income derived from this "Privileged Enterprise" will be tax-exempt for a period of 10 years. The 10 years period of benefits will commence with the first year in which the Company earns taxable income after the election year.

The Company has no taxable income since inception and does not have any profits under the Approved/Privileged Enterprise.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment was enacted in 2011 and became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to elect to apply (the waiver is irrevocable) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

c.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment. For tax purposes only, the Company may also be entitled to deduct over a three-year period expenses incurred in connection with a public share offering and to amortize know-how over an eight-year period.

d.	Income (loss) before income tax expense:

	Year ended December 31,
	2010	2011	2012

Domestic	$5,259	$(6,776)	$(19,497)
Foreign	2,611	(3,902)	(3,520)

	$7,870	$(10,678)	$(23,017)

e.	Reconciliation of the theoretical tax expenses:

For the year ended December 31, 2010, 2011 and 2012, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carried forward due to the uncertainty of the realization of such tax benefits and current year adjustments to the full valuation allowance provided on the current losses.

f.	Carryforward losses:

As of December 31, 2012, Alvarion Ltd. and Wavion Ltd. had an available tax loss carry forward amounting to approximately  $283,122, which may be carried forward, in order to offset taxable income in the future, for an indefinite period.

As of December 31, 2012, the U.S. subsidiaries had approximately $ 41,073 in federal net operating loss carryforward for income tax purposes, which can be carried forward and offset against taxable income for 20 years and will expire between 2013 and 2032. The state tax losses carryforwards of the U.S. subsidiaries are approximately $23,759 and this balance will expire between 2013 through 2022.

The state and U.S. federal loss carry forwards per the income tax returns filed included uncertain tax positions taken in prior years.  Due to application of uncertain tax positions, they are larger than the net operating loss deferred tax asset recognized for financial statement purposes.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.	Tax rates applicable to the income of the Company:

Taxable income of Israeli company is subject to tax at the rate of  25% in 2010 and 24% in 2011. In December 5, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (the Law), which among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate were also increased accordingly.

h.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012
Tax assets in respect of:
Allowance for doubtful accounts	$1,361	$429
Accrued severance pay and accrued vacation pay	660	344
Reaserch and development expenses	4,270	2,683
Other deductions for tax purposes	1,712	1,965
Net loss carry forward	76,181	83,644

Total deferred tax assets	84,184	89,065

Deferred tax liabilities:
Acquired intangibles	(7,743)	(6,850)

Deferred tax assets, net before valuation allowance	76,441	82,215
Valuation allowance	(76,441)	(82,215)

Deferred tax assets	$-	$-

i.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Opening balance	$3,363	$2,537
Settlement of prior year tax positions	(878)	(447)
Additions for current year tax position	52	101

Closing balance	$2,537	$2,191

During the years ended December 31, 2010, 2011 and 2012, the Company recorded $ 92, $ 100 and $ 59, respectively for interest and penalties expenses related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 910 and $ 671 at December 31, 2011 and 2012, respectively.

As of December 31, 2012, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.

j.
The Company and its subsidiaries file income tax returns in Israel, USA and other foreign jurisdictions. With respect to Alvarion Ltd., the Israeli Tax Authorities had never examined the Company's tax returns, nevertheless the tax returns until 2007 tax year (including 2007  tax returns) are deemed to be approved.

Information About Geographic Areas And Major Customers	12 Months Ended
Dec. 31, 2012
Information About Geographic Areas And Major Customers [Abstract]
Information About Geographic Areas And Major Customers
NOTE 13:-	INFORMATION ABOUT GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

a.	The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

b.	Information on sales by geographic distribution:

The total revenues are attributed to geographic areas based on the location of the Company's end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012:

	Total revenues
	Year ended December 31,
	2010	2011	2012

North America	$14,679	$16,822	$8,720
Europe (without Italy)	24,640	16,640	8,262
Italy	10,610	9,291	2,947
Asia (without China)	7,466	6,230	6,949
China	3,922	7,193	11,323
Others	13,697	16,097	11,748

	$75,014	$72,273	$49,949

The following table presents total long-lived assets as of December 31, 2011 and 2012:

	Total long-lived assets
	December 31,
	2011	2012

Israel	$3,107	$2,218
Romania	1,273	948
Other	446	272

	$4,826	$3,438

The total long-lived assets are attributed to geographic areas based on the location of the assets.

c.	The following is a summary of the percentages of net sales from major customers:

	% of consolidated revenue
	Year ended December 31,
	2010	2011	2012

Customer A	*) -	*) -	16.31%
Customer B	*) -	10.3%	*) -

*)	Less than 10% of the Company's consolidated revenues.

Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 14:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development, net:

	Year ended December 31,
	2010	2011	2012

Research and development costs	$8,440	$12,552	$14,825
Less - grants and participation	536	1,844	2,161

	$7,904	$10,708	$12,664

b.	Financial income, net:

	Year ended December 31,
	2010	2011	2012

Financial income:

Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$1,311	$778	$878
Income related to ineffective derivative and derivative not designated as effective hedge	1,221	709	386
Foreign currency transaction differences, net	-	-	222

	2,532	1,487	1,486
Financial expenses:
Interest and bank expenses including expense related to sale of trade receivables	(1,087)	(1,209)	(3,050)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(597)	(1,016)	(1,331)
Foreign currency transaction differences, net	(947)	(277)	-

	(2,631)	(2,502)	(4,381)

	$(99)	$(1,015)	$(2,895)

c.	Net loss per share:

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2010	2011	2012

Numerator:

Numerator for basic and diluted net loss per share - continuing operations	6,976	(10,678)	(23,017)
Numerator for basic and diluted net loss per share - discontinued operations	(105,455)	(23,144)	(32,892)

	(98,479)	(33,822)	(55,909)

Denominator:

Denominator for basic net loss per share - weighted average number of Ordinary shares (see Note 11)	6,219,862	6,230,187	6,260,104

Effect of dilutive securities:
Employee stock options	*) -	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average number of shares	6,219,862	6,230,187	6,260,104

Net loss per share Basic and Diluted
Continuing operations	1.12	(1.71)	(3.68)
Discontinued operations	(16.95)	(3.72)	(5.25)

	$(15.83)	$(5.43)	$(8.93)

*)	Antidilutive.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, discontinued assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue, expenses and net loss from discontinued operations during the reporting period. Actual results could differ from those estimates.

Financial Statements In U.S. Dollars
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Company's revenues are generated in dollars. In addition, most of the Company's costs are denominated and determined in dollars. The Company's management believes that the dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as appropriate.

Principles Of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alvarion Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with maturities of three months or less at the date acquired.
Restricted Cash
e.	Restricted Cash:

Restricted cash is primarily invested in highly liquid deposits, which mature within one year. These deposits are used as security for the credit line the Company received from a bank, guarantees in favor of customers and a lease agreement.

Short Term Bank Deposits
f.	Short-term bank deposits:

Bank deposits with maturities of more than three months and up to one year were included in short-term bank deposits. As of December 31, 2011 and 2012,  the deposits bore interest at a weighted average interest rate of 2.48% and 3.25%, respectively. The deposits are presented at their cost, including accrued interest.

Held-To-Maturity Securities
g.	Held-to-maturity securities:

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity, and are stated at amortized cost. The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, impairment of value judged to be other than temporary, and interest are included in financial income, net.

In the year ended December 31, 2012 all Marketable securities have matured and the Company no longer holds investment of securities as of December 31, 2012.

For the years ended December 31, 2010 and 2011, all securities covered by ASC 320 were designated by the Company's management as held-to-maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the amortized cost basis is judged to be other-than-temporary. The Company periodically assesses whether its investments with unrealized losses are other than temporarily impaired.

Under the impairment model, an other-than-temporary impairment loss is recognized in earnings when the Company does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists). The amount of impairment to be recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

For the years ended December 31, 2010 and 2011, no other-than-temporary impairment losses have been identified.

Inventories
h.	Inventories:

The Company manages its inventory according to the FIFO method.

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials and components - using the "weighted moving average cost" method.

Work in progress and finished products are based on the cost of raw materials and components used and the cost of production including labor and overhead calculated on a periodic basis.

Inventory write-offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During 2010, 2011 and 2012, the Company recorded inventory write-off for inventory and for inventory purchase commitments for the continued operation, for inventory no longer required in a total amount of $ 2,093, $ 1,433 and $ 6,385, respectively.

In 2010, 2011 and 2012, approximately $ 113, $ 109 and $ 179, respectively, of inventory previously written-off was used as product components in the Company's ordinary production course and was sold as finished goods to end users. The sales of these related manufactured products were reflected in the Company's revenues without an additional charge to the cost of sales in the period in which the inventory was utilized.

Property And Equipment, Net
i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Office furniture and equipment	6- 15
Computers and electronic equipment	14- 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Impairment Of Long-Lived Assets
j.	Impairment of long-lived assets:

The Company's property and equipment and certain identifiable intangible assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets that are not considered to have an indefinite useful life have been amortized using the straight-line basis over their estimated useful lives (Customer relationship 6 years and Technology 4-12 years). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (or asset group) exceeds the fair value of the assets (or asset group). In November 2011 due to the completion of Wavion acquisition, the Company recorded intangible assets in an amount of $22,009 for the continued operation. For the years ended December 31, 2011 and 2012 , no impairment has been identified.

Goodwill
k.	Goodwill:

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate its carrying value may not be recoverable in accordance with ASC 350 "Intangibles -  Goodwill and Others".

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The acquisition of Wavion in November 2011 has been incorporated into the single reportable segment as a separate business unit, of the Company. As part of Wavion acquisition, the Company recorded goodwill in amount of  $13,087. In the year ended December 31, 2011, there were no indicators of impairment. In the year ended 31, 2012 an annual impairment test has been completed and there were no indicators of impairment and the Company did not  recorded any impairment.

Income Taxes
l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company recognizes interest, if any, related to unrecognized tax benefits in financial expenses. The Company recognizes penalties, if any, related to unrecognized tax benefits in taxes on income.

Accounting For Stock-Based Compensation
m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

During 2008, the Company granted 96,300 options at par value and Restricted Shares Units to Management and Senior Executives, the vesting of which is subject to the Company achieving certain performance related ratios, 33% of each grant's vesting being accrued respectively on February 28, 2010, February 28, 2011 and February 28, 2012. The Company accounts for these grants in accordance  with ASC 718 and  estimates the fair value of equity based payment awards only when the achieving the performance criteria is probable. As of December 31, 2012, the performance related ratios for all installments have not been achieved, and  all of the grant has been cancelled.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes-Merton option-pricing model that uses the weighted-average assumptions noted in the following table. The Company values restricted stock units and options granted at par value based on the market value of the underlying shares at the date of grant.

Expected volatility is based on historical volatility that is representative of future volatility over the expected term of the options. In 2010, 2011 and 2012, the expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

	Year ended December 31,
	2010	2011	2012

Volatility	56.5%	59.4%	63.6%
Risk-free interest rate	1.45%	1.40%	0.54%
Dividend yield	0%	0%	0%
Expected term	4.47 years	4.21 years	4.13 years
Average Forfeiture rate	13%	19%	18%

The Company's annual equity-based compensation expense for the years ended December 31, 2010, 2011 and 2012 related to the continued operation totaled $ 1,767, $ 1,671 and $ 938, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of goods sold	$231	$156	$143
Research and development	413	262	245
Sales and marketing	388	411	279
General and administrative	735	842	271

Equity-based compensation expenses	$1,767	$1,671	$938

Revenue Recognition
n.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software,  professional services and maintenance. Professional services include mainly installation, project management,  consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from products are recognized in accordance with ASC 605-10-S99-1 ("Revenue Recognition") and with ASC 605-25 "Multiple-Element Arrangements" as amended by ASU 2009-13, when the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collection is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or the acceptance provision has lapsed.

The Company generally does not grant a right of return. However, the Company has granted to certain distributors limited rights of return on unsold products. Product revenues on shipments to these distributors are recognized based on their history of actual returns provided that all other revenue recognition criteria are met.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, when they have not yet sold the deliverable separately, using the price established by management having the relevant authority. When VSOE cannot be established, the Company establishes selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. The best estimate of selling price for products are established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

Advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

Warranty Costs
o.	Warranty costs:

The Company provides a 16 to 21 month warranty period for all of its products lines. The specific terms and conditions of a warranty vary depending upon the product sold and customer it is sold to. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time a product is delivered. Factors that affect the Company's warranty liability include the number of units, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's warranty allowance during the period are as follows:

	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$1,274	$1,100	$481
Warranties issued during the year	991	372	202
Settlements/adjustments made during the year	(1,165)	(991)	(479)

Balance at the end of the year	$1,100	$481	$204

Research And Development
p.	Research and development:
Research and development costs, net of participation funding received and grants, are charged to the statement of operations as incurred. See also Note 14a.
Participation And Grants
q.	Participations and grants:

Grants and participations received for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development costs.

Royalty-Bearing Grants
r.	Royalty-bearing grants:

Royalty-bearing grants from the Government of Israel (OCS) for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred. These grants are represented as a reduction in research and development expenses.

Royalties to the OCS are recorded in the cost of sales, when the related sales are recorded. See also note 10c.

Severance Pay And Long Term Employee Liabilities
s.	Severance pay and long term employee liabilities:

The Company's agreements with the majority of its employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay are instead of its severance liability. Upon contribution of the full amount from the employee's monthly salary, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,507, $ 1,076 and $ 1,086, respectively.

Advertising Expenses
t.	Advertising expenses:

Advertising expenses are carried to the statement of operations as incurred. Advertising expenses for the continued operation for the years ended December 31, 2010, 2011 and 2012 were $ 1,239, $ 821 and $ 641, respectively.

Basic And Diluted Net Loss Per Share
u.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. The diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2010, 2011 and 2012, all outstanding options to purchase shares were excluded from the calculation of diluted loss per share because their effect on the loss per share is anti-dilutive.

In March 2013, the Company preformed a reverse stock split of the Company's ordinary shares of ten (10) for one (1), (see also note 1d). The loss per share amounts presented for all prior periods were restated to reflect the effects of the reverse stock split.

Concentration Of Credit Risk
v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar deposits with major U.S., European and Israeli banks, and the foreign currency derivative contracts are with the same banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed on demand and therefore low credit risk exists with respect to these investments.

The trade receivables of the Company are derived from sales to customers located primarily in North and South America, Asia Pacific, Africa and Europe and represent amounts with maturity dates of less than one year. Under certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral, additional guarantees or advance payments. The Company obtains credit insurance where applicable. The Company and its subsidiaries perform ongoing credit evaluations of their customers and establish an allowance for doubtful accounts based upon a specific review of their accounts.

Allowance for doubtful accounts for the continued operation amounted to $ 296 and $ 4,099 as of December 31, 2011 and 2012, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and there may be an effect in the Company's ability to collect customers' debts in a timely manner or at all and this may result in increased bad debt expense.

Total doubtful debts expenses for the continued operation during 2010, 2011 and 2012 amounted to $1,050, $ 863 and $3,909, respectively. Total write offs for the continued operation amounted $ 569 and $ 106 in  2011 and 2012, respectively.

Fair Value Of Financial Instruments
w.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its foreign currency derivative contracts at fair value using a market approach valuation technique based on marketplace observable inputs foreign exchange rates, as follows:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Foreign currency forwards	$-	$1,002	$-	$1,002

Total financial assets	$-	$1,002	$-	$1,002

Liabilities:

Foreign currency forwards	$-	$158	$-	$158

Total financial liabilities	$-	$158	$-	$158

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and loan approximate their fair values, due to the short-term maturities of these instruments.

Derivative Instruments
x.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815 "Derivatives and Hedging". ASC 815 requires a company to recognize all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company has instituted a foreign currency cash flow hedging policy in order to hedge against the risk of overall changes in future cash flows for a period of approximately 1 year resulting from foreign currency trade payables and salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and Romanian New Lei ("RON") with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges. The Company does not have a master netting policy and as such each arrangement is accounted for separately.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

As of December 31, 2012, the Company recorded accumulated other comprehensive income related to unrealized gain on derivative instruments amounted to $ 839 (as further detailed in the following tables). Such amount will be reclassified into earnings within the next 12 months.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $81,158 and $ 27,852 at December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S dollars with NIS was $799 at December 31, 2012. The notional principal of foreign exchange contracts to purchase RON with U.S. dollars was $ 5,750 and $ 1,000 at December 31, 2011 and 2012, respectively.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below:

		December 31,
	Balance sheet location	2011	2012
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$16	$-
Foreign exchange forward contracts		-	997

		$16	$997
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(1,033)	$-
Foreign exchange forward contracts		(1,657)	(158)

		$(2,690)	$(158)

Derivatives assets (liabilities), net		$(2,674)	$839

The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2010	2011	2012
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$662	$(1,177)	$240
Foreign exchange forward contracts	2,428	(1,229)	1,153

	$3,090	$(2,406)	$1,393

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$839

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location	2010	2011	2012
		effective	effective	effective	ineffective
Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales, operating expenses and financial (expenses) income	$175	$273	$-	$(777)
Foreign exchange forward contracts	Cost of sales, operating expenses and financial (expenses) income	2,441	2,591	(1,193)	(150)

		$2,616	$2,864	$(1,193)	$(927)

As of December 31, 2011, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $ 1,142, the fair value of which is presented in other accounts receivable and prepaid expenses. As of December 31, 2012, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $700, the fair value of which is presented in other accounts receivable and prepaid expenses.  The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains (losses) recognized in statement of operations in the financial income (expenses) net during 2010, 2011 and 2012 were $ 528, $ (307) and $ (18), respectively.

Comprehensive Income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate statements, for all presented years.

Treasury Stock
z.	Treasury stock:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Restructuring And Other Charges
aa.	Restructuring and other charges:

During 2010 and 2011, the Company implemented separate restructuring plans, their main purposes were to close and minimize several internal activities, reorganize its units, and reduce headcount of approximately 160 and 194 employees, respectively. The Company recorded in 2010 and 2011 charges of $ 1,787 and $ 6,020 respectively. In addition to the charges to short and long term accrued amounts below, these charges included $ 172 and $ 325 respectively, related to write-offs of leasehold improvements due to abandonment of rental premises as a result of the above mentioned plans. The 2011 plan also included costs amounting to approximately $ 3,000 due to fixed assets disposals, $ 154 due to reverse of grants receivable and $ 359 prepaid service R&D. The Company has accounted for the restructuring and cost reduction plans in accordance with ASC 420 "Exit or Disposal Cost Obligations".

As of December 31, 2012, the short term components of the restructuring and cost reduction plan accrual are as follows:

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2011	$141	$462	$298	$27	$928
Charges	1,477	(462)	1,580	763	3,358
Cash outlays	(893)	-	(941)	(214)	(2,048)

Balance as of December 31, 2011	725	-	937	576	2,238
Sorting of long term components			547		547
Cash outlays	(697)	-	(630)	(461)	(1,788)

Balance as of December 31, 2012	$28	$-	$854	$115	$997

The restructuring and other charges do not include the impact related to stock based compensation (for stock based compensation see Note 11c).

Transfers of Financial Assets
ab.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale, excluding transactions presented below as a secured borrowing. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

During the years ended December 31, 2010, 2011 and 2012, the Company sold trade receivables related to the continued operation to Israeli financial institutions in a total amount of $ 12,458, $ 15,137 and $ 8,848, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The aggregate amounts of financing expense related to the sales of trade receivables for the continued operation for the years ended December 31, 2010 2011 and 2012 were $ 167, $ 237 and $ 315, respectively.

Business Combination
ac.	Business Combination:

According to ASC 805 "Business Combination", the Company recognizes assets acquired, liabilities assumed and any non-controlling interest at the acquisition date measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. According to ASC 805, the Company is required to allocate the purchase price of acquired companies to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. In allocating the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, the Company developed the required assumptions underlying the valuation work. Critical estimates in valuing certain of the intangible assets include but are not limited to: future expected cash flows from customer contracts, customer lists and distribution agreements,. Management's estimates of fair value are based upon assumptions believed to be reasonable, utilizing a market participant approach, but which are inherently uncertain and unpredictable. Assumptions may be incomplete or inaccurate, and unanticipated events and circumstances may occur.

General (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Major Classes Of Assets And Liabilities Of Discontinued Operations

	December 31,
	2011	2012
CURRENT ASSETS:
Trade Receivables, net	$29,364	$15,358
Other accounts receivable and prepaid expenses	1,743	2,489
Inventories	25,794	3,524

Total current assets of discontinued operations	56,901	21,371

LONG TERM ASSETS
Long term trade receivables	6,986	-
Property and equipment, net	4,948	-

Total long term assets of discontinued operations	11,934	-

CURRENT LIABILITIES:
Trade Payables	18,545	4,254
Other accounts payable and accrued expenses	15,707	10,717
Severance pay	-	300

Total current liabilities of discontinued operations	34,252	15,271

ACCRUED SEVERANCE PAY	626	-

Net assets of discontinued operations	$33,957	$6,100

Schedule Of Results of Discontinued Operations

	Year ended December 31,
	2010	2011	2012

Sales	$130,801	$117,764	$61,632

Cost of Sales	91,477	81,362	38,594
Write-off of excess inventory and provision for inventory purchase commitments	2,809	8,291	19,365

Gross profit	36,515	28,111	3,673

Operating costs and expenses:
Research and development , net	30,813	17,256	11,725
Selling and marketing	29,575	19,272	14,211
General and administrative	15,555	8,707	6,939
Restructuring and other charges	1,787	6,020	3,519
Other income *)	-	-	(17,096)
Amortization of intangible assets	130	-	-
Impairment of goodwill	57,110	-	-
Other loss **)		-	17,267

Total operating expenses	134,970	51,255	36,565

Operating loss	(98,455)	(23,144)	(32,892)
Impairment of investment	(7,000)	-	-

Net loss	$(105,455)	$(23,144)	$(32,892)

*)	Other income represents income from the sale of certain of the Company's intelectual property portfolio and certain claim rights.

**)
As of and for the year ended December 31, 2012, the Company recognized an impairment related to asset held-for-sale of $17,267, based on the fair value of, the net realizable held for sale component, which was based on $6,100 consideration. Additional $2,100 impairment to be recognized in the first quarter 2013 as part of the final closing.

Schedule Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed
Cash	$1,097
Trade receivables	3,760
Other receivables and prepaid expenses	942
Current deferred tax assets	1,334
Inventories	1,436
Property and equipment	1,317
Long-term deferred tax assets	6,480
Other intangible assets	22,009
Goodwill	13,087

Total assets acquired	51,462

Trade payables	(3,553)
Accrued expenses and other liabilities	(3,532)
Other long-term liabilities	(4,943)
Severance pay	(203)
Long-term loan	(2,984)
Long-term deferred tax liabilities	(7,814)

Total liabilities assumed	(23,029)

Net assets acquired	$28,433

Wavion [Member]
Schedule Of Total Purchase Price Of Acquisition

Cash	$25,715
Earn out *)	2,718

Total purchase price	$28,433

*)	Earn out was based on performance milestones for the period from acquisition date through December 31, 2012. The actual Earn out was paid in the year ended December 31, 2012 and amounted to $ 2,718.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation
%

Office furniture and equipment	6- 15
Computers and electronic equipment	14- 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule Of Assumptions Used

	Year ended December 31,
	2010	2011	2012

Volatility	56.5%	59.4%	63.6%
Risk-free interest rate	1.45%	1.40%	0.54%
Dividend yield	0%	0%	0%
Expected term	4.47 years	4.21 years	4.13 years
Average Forfeiture rate	13%	19%	18%

Schedule Of Allocation Of Share-Based Compensation

	Year ended December 31,
	2010	2011	2012

Cost of goods sold	$231	$156	$143
Research and development	413	262	245
Sales and marketing	388	411	279
General and administrative	735	842	271

Equity-based compensation expenses	$1,767	$1,671	$938

Schedule Of Warranties

	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$1,274	$1,100	$481
Warranties issued during the year	991	372	202
Settlements/adjustments made during the year	(1,165)	(991)	(479)

Balance at the end of the year	$1,100	$481	$204

Schedule Of Fair Value Of Financial Instruments
	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Foreign currency forwards	$-	$1,002	$-	$1,002

Total financial assets	$-	$1,002	$-	$1,002

Liabilities:

Foreign currency forwards	$-	$158	$-	$158

Total financial liabilities	$-	$158	$-	$158

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

Schedule Of Derivative Instruments

		December 31,
	Balance sheet location	2011	2012
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$16	$-
Foreign exchange forward contracts		-	997

		$16	$997
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(1,033)	$-
Foreign exchange forward contracts		(1,657)	(158)

		$(2,690)	$(158)

Derivatives assets (liabilities), net		$(2,674)	$839

Schedule Of Cash Flow Derivatives On Income And Other Comprehensive Income

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2010	2011	2012
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$662	$(1,177)	$240
Foreign exchange forward contracts	2,428	(1,229)	1,153

	$3,090	$(2,406)	$1,393

Schedule Of Change In Other Comprehensive Income (Loss) On Cash Flow Hedges

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$839

Schedule Of Derivative Gains (Losses) Reclassified To Comprehensive Income Loss

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location	2010	2011	2012
		effective	effective	effective	ineffective
Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales, operating expenses and financial (expenses) income	$175	$273	$-	$(777)
Foreign exchange forward contracts	Cost of sales, operating expenses and financial (expenses) income	2,441	2,591	(1,193)	(150)

		$2,616	$2,864	$(1,193)	$(927)

Schedule Of Restructuring

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2011	$141	$462	$298	$27	$928
Charges	1,477	(462)	1,580	763	3,358
Cash outlays	(893)	-	(941)	(214)	(2,048)

Balance as of December 31, 2011	725	-	937	576	2,238
Sorting of long term components			547		547
Cash outlays	(697)	-	(630)	(461)	(1,788)

Balance as of December 31, 2012	$28	$-	$854	$115	$997

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule Of Held-To-Maturity Marketable Securities

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair market value
December 31, 2011:

Maturing within one year:
Corporate bonds	$1,644	$6	$-	$1,650

	$1,644	$6	$-	$1,650

Other Accounts Receivable And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses

	December 31,
	2011	2012

Government authorities	$2,625	$3,020
Deposits	559	460
Derivatives	102	1,002
Prepaid expenses	1,192	402
Advances to suppliers and others	1,437	1,416

	$5,915	$6,300

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	December 31,
	2011	2012

Raw materials and components	$4,996	$4,677
Work in progress	2,538	803
Finished products *)	2,887	3,802

	$10,421	$9,282

*)	Includes inventory held by customers in the amount of $ 113 and $ 74 as of Decemeber 31, 2011 and 2012, respectively.

Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Schedule Of Carrying Value Of Property Plant And Equipment

	December 31,
	2011	2012
Cost:
Office furniture and equipment	$2,698	$2,683
Computers and electronic equipment	17,866	18,204
Leasehold improvements	3,432	3,204

	23,996	24,091
Accumulated depreciation:
Office furniture and equipment	1,407	1,615
Computers and manufacturing equipment	15,303	16,520
Leasehold improvements	2,460	2,518

	19,170	20,653

Depreciated cost	$4,826	$3,438

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Schedule Of Finite-Lived Intangible Assets

	December 31,
	2011	2012
Cost:
Current technology	$18,557	$18,557
Customer relations	1,874	1,874
Backlog	1,578	1,578

	22,009	22,009
Accumulated amortization:
Current technology	160	2,083
Customer relations	26	338
Backlog	1,578	1,578

	1,764	3,999

Amortized cost	$20,245	$18,010

Schedule Of Expected Amortization Expense

Amortization
Year ended December 31,	expenses

2013	$2,235
2014	2,235
2015	2,188
2016	1,671
2017	1,645
2018 and thereafter	8,036

$18,010

Other Accounts Payable And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule Of Other Accounts Payable And Accrued Expense

	December 31,
	2011	2012

Service providers, consultants and accrued expenses	$6,686	$7,815
Employees and payroll accruals	9,645	4,848
Advances from customers	626	452
Provision for agent commissions	1,100	1,216
Restructuring and other charges *)	2,238	997
Warranty provision	481	204
Royalties	2,230	2,758
Derivatives	2,690	158
Advances from grants	1,259	-
Earn out provision	2,718	-
Others	61	60

	$29,734	$18,508

*)	See also Note 2aa .

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Lease Payments

	Rental of premises	Lease of computers	Lease of motor vehicles

2013	$1,912	$21	$556
2014	205	11	273
2015	67	-	33

	$2,184	$32	$862

Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Stock Option Activity

	Year ended December 31, 2012
	Amount of options	Weighted average remaining contractual term (in years)	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	931,333	2.95	$48.30	$1,447
Changes during the year:
Granted	305,650		$6.00
Exercised	(79,002)		$0.03
Forfeited or cancelled	(580,985)		$55.60

Options outstanding at end of year	576,996	3.80	$25.20	$84

Options vested or expected to vest	438,882	3.34	$30.80	$68
Options exercisable at end of year	233,878	1.74	$50.60	$15

Schedule Of Options Outstanding

Exercise price (range) in $	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price in $	Options exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options)	Weighted average exercise price in $

0.03-0.3	22,970	3.95	0.3	3,970	0.72	0.03
3.8-4.0	139,100	5.65	3.9	-	-	-
6.3-9.5	138,525	5.08	7.7	21,588	3.90	9.0
11.7-17.3	25,300	4.76	13.8	2,112	4.91	12.2
19.5-27.4	106,885	2.28	21.0	65,324	1.06	21.2
33.1-39.4	62,344	2.04	36.0	59,012	2.01	36.1
63.9-95.8	45,235	1.38	80.1	45,235	1.38	80.1
108-136.5	36,637	1.59	121.9	36,637	1.59	121.9

	576,996			233,878

Schedule Of Unvested Restricted Share Units

Unvested restricted share units and options at par value	Number of restricted share units and options at par value	Weighted average grant date fair value

Non vested at January 1, 2012	107,312	$28.10

Granted	-	-
Vested	(34,362)	35.60
Forfeited	(53,950)	28.90

Non vested at December 31, 2012	19,000	$14.30

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income (Loss) Before Income Tax Expense

	Year ended December 31,
	2010	2011	2012

Domestic	$5,259	$(6,776)	$(19,497)
Foreign	2,611	(3,902)	(3,520)

	$7,870	$(10,678)	$(23,017)

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2012
Tax assets in respect of:
Allowance for doubtful accounts	$1,361	$429
Accrued severance pay and accrued vacation pay	660	344
Reaserch and development expenses	4,270	2,683
Other deductions for tax purposes	1,712	1,965
Net loss carry forward	76,181	83,644

Total deferred tax assets	84,184	89,065

Deferred tax liabilities:
Acquired intangibles	(7,743)	(6,850)

Deferred tax assets, net before valuation allowance	76,441	82,215
Valuation allowance	(76,441)	(82,215)

Deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Reconciliation

	December 31,
	2011	2012

Opening balance	$3,363	$2,537
Settlement of prior year tax positions	(878)	(447)
Additions for current year tax position	52	101

Closing balance	$2,537	$2,191

Information About Geographic Areas And Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Information About Geographic Areas And Major Customers [Abstract]
Schedule Of Total Revenues Attributed To Geographic Areas

	Total revenues
	Year ended December 31,
	2010	2011	2012

North America	$14,679	$16,822	$8,720
Europe (without Italy)	24,640	16,640	8,262
Italy	10,610	9,291	2,947
Asia (without China)	7,466	6,230	6,949
China	3,922	7,193	11,323
Others	13,697	16,097	11,748

	$75,014	$72,273	$49,949

Schedule Of Total Long-Lived Assets Attributed To Geographic Areas

	Total long-lived assets
	December 31,
	2011	2012

Israel	$3,107	$2,218
Romania	1,273	948
Other	446	272

	$4,826	$3,438

Summary Of Percentages Of Net Sales From Major Customers

	% of consolidated revenue
	Year ended December 31,
	2010	2011	2012

Customer A	*) -	*) -	16.31%
Customer B	*) -	10.3%	*) -
*)	Less than 10% of the Company's consolidated revenues.

Selected Statements Of Operations Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Schedule Of Research And Development, Net

	Year ended December 31,
	2010	2011	2012

Research and development costs	$8,440	$12,552	$14,825
Less - grants and participation	536	1,844	2,161

	$7,904	$10,708	$12,664

Schedule Of Financial Income, Net

	Year ended December 31,
	2010	2011	2012

Financial income:

Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$1,311	$778	$878
Income related to ineffective derivative and derivative not designated as effective hedge	1,221	709	386
Foreign currency transaction differences, net	-	-	222

	2,532	1,487	1,486
Financial expenses:
Interest and bank expenses including expense related to sale of trade receivables	(1,087)	(1,209)	(3,050)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(597)	(1,016)	(1,331)
Foreign currency transaction differences, net	(947)	(277)	-

	(2,631)	(2,502)	(4,381)

	$(99)	$(1,015)	$(2,895)

Schedule Of Net Loss Per Share

	Year ended December 31,
	2010	2011	2012

Numerator:

Numerator for basic and diluted net loss per share - continuing operations	6,976	(10,678)	(23,017)
Numerator for basic and diluted net loss per share - discontinued operations	(105,455)	(23,144)	(32,892)

	(98,479)	(33,822)	(55,909)

Denominator:

Denominator for basic net loss per share - weighted average number of Ordinary shares (see Note 11)	6,219,862	6,230,187	6,260,104

Effect of dilutive securities:
Employee stock options	*) -	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average number of shares	6,219,862	6,230,187	6,260,104

Net loss per share Basic and Diluted
Continuing operations	1.12	(1.71)	(3.68)
Discontinued operations	(16.95)	(3.72)	(5.25)

	$(15.83)	$(5.43)	$(8.93)

*)	Antidilutive.

General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 02, 2013	Mar. 18, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2013	Dec. 31, 2009	May 10, 2013 Telrad [Member]	Feb. 21, 2013 Telrad [Member]	Dec. 31, 2012 Wavion [Member] county	Nov. 30, 2011 Wavion [Member]	Nov. 23, 2011 Wavion [Member]	May 10, 2013 Maximum [Member] Telrad [Member]
Decline in sales			$ 22,324
Accumulated losses			388,905	332,996
Net loss			55,909	33,822	98,479
Decrease in cash flow			48,018	3,510	7,783
Cash and cash equivalents			9,769	57,787	61,297		69,080
Outstanding credit line			10,999	12,813
Consideration agreement			6,100					4,000	6,100
Consideration payment installment received								1,350
Performance based milestone payments									6,000				7,700
Reverse stock split ratio		1:10
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Number of shares outstanding after reverse split	6,300,000
Shares, Outstanding						63,000,000
Number of countries in which the entity operates										75
Purchase price of acquisition												28,433
Amount in escrow allocated to employee retention after acquisition												785
Prepaid balance for employee retention, long term										171
Goodwill recorded during acquisition											13,087	13,087
Acquisition related expenses												1,122
Maximum consideration payments for acquired intellectual property			$ 8,500	$ 8,500

General (Schedule Of Major Classes Of Assets And Liabilities Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Trade Receivables, net	$ 15,358	$ 29,364
Other accounts receivable and prepaid expenses	2,489	1,743
Inventories	3,524	25,794
Total current assets of discontinued operations	21,371	56,901
Long term trade receivables		6,986
Property and equipment, net		4,948
Total long term assets of discontinued operations		11,934
Trade Payables	4,254	18,545
Other accounts payable and accrued expenses	10,717	15,707
Severance pay	300
Total current liabilities of discontinued operations	15,271	34,252
ACCRUED SEVERANCE PAY		626
Net assets of discontinued operations	$ 6,100	$ 33,957

General (Schedule Of Results of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Forecast [Member]
Sales	$ 61,632		$ 117,764	$ 130,801
Cost of Sales	38,594		81,362	91,477
Write-off of excess inventory and provision for inventory purchase commitments	19,365		8,291	2,809
Gross profit	3,673		28,111	36,515
Research and development expenses, net	11,725		17,256	30,813
Selling and marketing expenses	14,211		19,272	29,575
General and administrative	6,939		8,707	15,555
Restructuring and other charges	3,519		6,020	1,787
Other income	(17,096)	[1]
Amortization of intangible assets				130
Impairment of goodwill				57,110
Other loss	17,267	[2]
Total operating expenses	36,565		51,255	134,970
Operating loss	(32,892)		(23,144)	(98,455)
Impairment of investment				(7,000)
Net loss	(32,892)		(23,144)	(105,455)
Impairment on asset held-for-sale	17,267
Consideration recognized	6,100
Impairment to be recognized					$ 2,100

[1]	Other income represents income from the sale of certain of the Company's intelectual property portfolio and certain claim rights.
[2]	As of and for the year ended December 31, 2012, the Company recognized an impairment related to asset held-for-sale of $17,267, based on the fair value of, the net realizable held for sale component, which was based on $6,100 consideration. Additional $2,100 impairment to be recognized in the first quarter 2013 as part of the final closing.

General (Schedule Of Total Purchase Price Of Acquisition) (Details) (Wavion [Member], USD $) In Thousands, unless otherwise specified	Nov. 23, 2011
Wavion [Member]
Cash	$ 25,715
Earn out	2,718 [1]
Total purchase price	$ 28,433

[1]	Earn out was based on performance milestones for the period from acquisition date through December 31, 2012. The actual Earn out was paid in the year ended December 31, 2012 and amounted to $ 2,718.

General (Schedule Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed) (Details) (Wavion [Member], USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Nov. 23, 2011
Wavion [Member]
Cash		$ 1,097
Trade receivables		3,760
Other receivables and prepaid expenses		942
Current deferred tax assets		1,334
Inventories		1,436
Property and equipment		1,317
Long-term deferred tax assets		6,480
Other intangible assets	22,009	22,009
Goodwill	13,087	13,087
Total assets acquired		51,462
Trade payables		(3,553)
Accrued expenses and other liabilities		(3,532)
Other long-term liabilities		(4,943)
Severance pay		(203)
Long-term loan		(2,984)
Long-term deferred tax liabilities		(7,814)
Total liabilities assumed		(23,029)
Net assets acquired		$ 28,433

Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended									12 Months Ended										12 Months Ended
	Apr. 02, 2013	Dec. 31, 2012	Dec. 31, 2011 employee	Dec. 31, 2010 employee	Dec. 31, 2008	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2012 Technology [Member] Maximum [Member]	Dec. 31, 2012 Technology [Member] Minimum [Member]	Dec. 31, 2012 NIS [Member]	Dec. 31, 2011 NIS [Member]	Dec. 31, 2012	Dec. 31, 2012 RON [Member]	Dec. 31, 2011 RON [Member]	Nov. 30, 2011 Wavion [Member]	Nov. 23, 2011 Wavion [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2010 Employee Severance [Member]	Dec. 31, 2012 Other Accounts Receivable And Prepaid Expenses [Member]	Dec. 31, 2011 Other Accounts Receivable And Prepaid Expenses [Member]
Significant Accounting Policies [Line Items]
Weighted average interest rate of short-term bank deposits		3.25%	2.48%
Write-off of excess inventory and provision for inventory purchase commitments		$ 6,385,000	$ 1,433,000	$ 2,093,000
Inventory previously written off		179,000	109,000	113,000
Intangible assets, estimated useful life											6 years	12 years	4 years
Intangible assets acquired																			22,009,000	22,009,000
Impairment of long-lived assets		0	0
Goodwill recorded during acquisition																			13,087,000	13,087,000
Options and restricted share units granted					96,300
Annual vesting percentage						33.00%	33.00%	33.00%
Total compensation cost		938,000	1,671,000	1,767,000
Warranty period									21 months	16 months
Severance costs		1,086,000	1,076,000	1,507,000
Advertising expense		641,000	821,000	1,239,000
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Allowance for doubtful accounts		4,099,000	296,000
Bad debt expense		3,909,000	863,000	1,050,000
Total debt write-offs		106,000	569,000
Cash flow hedging period		1 year
Other accumulated comprehensive income (loss)		839,000	(2,674,000)
Derivative, notional amount														27,852,000	81,158,000	799,000	1,000,000	5,750,000					700,000	1,142,000
Derivative, net gain (loss)		(18,000)	(307,000)	528,000
Headcount reduction			194	160
Restructuring charges			(3,358,000)																		6,020,000	1,787,000
Write-off of leasehold improvements			325,000	172,000
Loss due to fixed asset disposal			3,000,000
Loss due to reverse of grants receivable			154,000
Loss due to prepaid service R&D			359,000
Proceeds from trade receivables		8,848,000	15,137,000	12,458,000
Trade receivables, financing expense		$ 315,000	$ 237,000	$ 167,000

Significant Accounting Policies (Schedule Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation description	Over the shorter of the related lease period or the life of the asset
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Maximum [Member] | Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	6.00%
Minimum [Member] | Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	14.00%

Significant Accounting Policies (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Volatility	63.60%	59.40%	56.50%
Risk-free interest rate	0.54%	1.40%	1.45%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 1 month 17 days	4 years 2 months 16 days	4 years 5 months 19 days
Average Forfeiture rate	18.00%	19.00%	13.00%

Significant Accounting Policies (Schedule Of Allocation Of Share-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expenses	$ 938	$ 1,671	$ 1,767
Cost Of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expenses	143	156	231
Research And Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expenses	245	262	413
Sales And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expenses	279	411	388
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expenses	$ 271	$ 842	$ 735

Significant Accounting Policies (Schedule Of Warranties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Balance at the beginning of the year	$ 481	$ 1,100	$ 1,274
Warranties issued during the year	202	372	991
Settlements/adjustments made during the year	(479)	(991)	(1,165)
Balance at the end of the year	$ 204	$ 481	$ 1,100

Significant Accounting Policies (Schedule Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	$ 1,002	$ 102
Total financial liabilities	158	2,690
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	102
Total financial liabilities	158	2,690
Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets		16
Total financial liabilities		1,033
Options [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets		16
Total financial liabilities		1,033
Forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	86
Total financial liabilities	158	1,657
Forwards [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	86
Total financial liabilities	$ 158	$ 1,657

Significant Accounting Policies (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets	$ 997	$ 16
Total derivatives liabilities	(158)	(2,690)
Derivatives assets (liabilities), net	839	(2,674)
Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets	997
Total derivatives liabilities	(158)	(1,657)
Other Accounts Receivable And Prepaid Expenses [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives assets		16
Other Accounts Payable And Accrued Expenses [Member] | Foreign Exchange Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives liabilities		$ (1,033)

Significant Accounting Policies (Schedule Of Cash Flow Derivatives On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 1,393	$ (2,406)	$ 3,090
Options [Member]
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	240	(1,177)	662
Forwards [Member]
Derivative [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 1,153	$ (1,229)	$ 2,428

Significant Accounting Policies (Schedule Of Change In Other Comprehensive Income Loss On Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$ (2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393	(2,406)	3,090
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$ 839	$ (2,674)

Significant Accounting Policies (Schedule Of Derivative Gains Losses Reclassified To Comprehensive Income Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (1,193)	$ 2,864	$ 2,616
Effective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)		273	175
Effective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(1,193)	2,591	2,441
Ineffective [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(927)
Ineffective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(777)
Ineffective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (150)

Significant Accounting Policies (Schedule Of Restructuring) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 2,238	$ 928
Charges (Reverse)		3,358
Sorting of long term components	547
Cash outlays	(1,788)	(2,048)
Ending Balance	997	2,238
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	725	141
Charges (Reverse)		1,477
Cash outlays	(697)	(893)
Ending Balance	28	725
Repayments Of Grants [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		462
Charges (Reverse)		(462)
Lease Abandonment [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	937	298
Charges (Reverse)		1,580
Sorting of long term components	547
Cash outlays	(630)	(941)
Ending Balance	854	937
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	576	27
Charges (Reverse)		763
Cash outlays	(461)	(214)
Ending Balance	$ 115	$ 576

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost, maturing within one year	$ 1,644
Gross unrealized gains, maturing within one year	6
Estimated fair market value, maturing within one year	1,650
Net carrying amount of the security sold	808
Realized gain on sold security	1
Corporate Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost, maturing within one year	1,644
Gross unrealized gains, maturing within one year	6
Estimated fair market value, maturing within one year	$ 1,650

Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Government authorities	$ 3,020	$ 2,625
Deposits	460	559
Derivatives	1,002	102
Prepaid expenses	402	1,192
Advances to suppliers and others	1,416	1,437
Total other accounts receivable and prepaid expenses	$ 6,300	$ 5,915

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 4,677		$ 4,996
Work in progress	803		2,538
Finished products	3,802	[1]	2,887	[1]
Inventories	9,282		10,421
Inventory held by customers	$ 74		$ 113

[1]	Includes inventory held by customers in the amount of $ 113 and $ 74 as of Decemeber 31, 2011 and 2012, respectively.

Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 24,091	$ 23,996
Accumulated depreciation	20,653	19,170
Depreciated cost	3,438	4,826
Depreciation expenses	1,736	2,683	3,290
Disposal of property and equipment	682
Accumulated depreciation of disposed property and equipment	235
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,683	2,698
Accumulated depreciation	1,615	1,407
Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,204	17,866
Computers And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	16,520	15,303
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,204	3,432
Accumulated depreciation	$ 2,518	$ 2,460

Intangible Assets, Net (Schedule Of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 22,009	$ 22,009
Intangible assets, accumulated amortization	3,999	1,764
Intangible assets, amortized cost	18,010	20,245
Current Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	18,557	18,557
Intangible assets, accumulated amortization	2,083	160
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,874	1,874
Intangible assets, accumulated amortization	338	26
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,578	1,578
Intangible assets, accumulated amortization	$ 1,578	$ 1,578

Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net [Abstract]
2013	$ 2,235
2014	2,235
2015	2,188
2016	1,671
2017	1,645
2018 and thereafter	8,036
Intangible assets, net	18,010	20,245
Amortization of intangible assets	$ 2,235	$ 1,764

Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Service providers, consultants and accrued expenses	$ 7,815		$ 6,686
Employees and payroll accruals	4,848		9,645
Advances from customers	452		626
Provision for agent commissions	1,216		1,100
Restructuring and other charges	997	[1]	2,238	[1]
Warranty provision	204		481
Royalties	2,758		2,230
Derivatives	158		2,690
Advances from grants			1,259
Earn out provision			2,718
Others	60		61
Other accounts payable and accrued expenses	$ 18,508		$ 29,734

[1]	See also Note 2aa .

Loan (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 28, 2012	Dec. 31, 2012	Jul. 02, 2012	Apr. 30, 2012	Apr. 02, 2012	May 10, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jun. 21, 2011 Silicon Valley Bank [Member]	Dec. 31, 2012 Facility A [Member] item	Jun. 21, 2011 Facility A [Member]	Dec. 31, 2012 Facility B [Member] item	Jun. 21, 2011 Facility B [Member]
Line of credit facility, maximum borrowing capacity								$ 30,000		$ 25,000		$ 5,000
Number of monthly installments									36		1
Prime interest rate, applicable period		3 months							3 months		3 months
LIBOR plus interest rate					5.85%					4.75%		4.50%
Loan modification, early repayment	5,500		2,222	5,000
Accounts receivable balance		15,000
Fixed rate		7.00%
Loan collateral amount	3,000
Restricted balance applied towards the credit line							1,500
Amended repayments of lines of credit						$ 2,150

Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Guarantor obligations, current carrying value	$ 2,061
Royalty expense percentage	3.50%
Contingent liability related to royalty grants payable	27,747
Rental Of Premises [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	1,458	2,735	3,285
Motor Vehicles [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	680	948	1,480
Lease Of Computers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	$ 97	$ 121	$ 266

Commitments And Contingent Liabilities (Schedule Of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Rental Of Premises [Member]
2013	$ 1,912
2014	205
2015	67
Future minimum lease payments	2,184
Lease Of Computers [Member]
2013	21
2014	11
Future minimum lease payments	32
Motor Vehicles [Member]
2013	556
2014	273
2015	33
Future minimum lease payments	$ 862

Shareholders Equity (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended							12 Months Ended
	Apr. 02, 2013 ILS	Dec. 31, 2012 USD ($) ShareBasedCompensationPlan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 01, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2012 Old Plans [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2008 Performance Shares [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Authorized share capital	1,200,800	$ 168	$ 166
Ordinary shares, par value	0.1				0.01	0.1	0.1
Ordinary shares, authorized	12,008,000	12,008,000	12,008,000
Number of plans		6
Shares reserved for issuance		3,488,650						150,000
Shares available for issuance, percentage of total outstanding shares								4.00%
Vesting period		4 years										3 years
Options granted		305,650								20,000	96,300
Options forfeited		580,985								8,700
Options expiration period		6 years							10 years
Shares available for future grants		1,196,618
Weighted average grant date fair value of options granted		$ 2.9	$ 9.2	$ 24.4
Weighted average grant date fair value of options vested		$ 12.5
Instrinsic value, options exercised		368	107	169
Unrecognized compensation cost		1,089
Unrecognized compensation cost, recognition period		4 years
Fair value of shares vested		$ 127	$ 553	$ 313

Shareholders Equity (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Options outstanding at beginning of year	931,333
Granted	305,650
Exercised	(79,002)
Forfeited or cancelled	(580,985)
Options outstanding at end of year	576,996	931,333
Options outstanding, Weighted average remaining contractual term (in years)	3 years 9 months 18 days	2 years 11 months 12 days
Options outstanding at beginning of year, Weighted average exercise price	$ 48.3
Granted, Weighted average exercise price	$ 6
Exercised, Weighted average exercise price	$ 0.03
Forfeited or cancelled, Weighted average exercise price	$ 55.6
Options outstanding at end of year, Weighted average exercise price	$ 25.2	$ 48.3
Options outstanding, Aggregate intrinsic value	$ 84	$ 1,447
Options vested or expected to vest	438,882
Options vested or expected to vest, Weighted average remaining contractual term (in years)	3 years 4 months 2 days
Options vested or expected to vest, Weighted average exercise price	$ 30.8
Options vested or expected to vest, Aggregate intrinsic value	68
Options exercisable	233,878
Options exercisable, Weighted average remaining contractual term (in years)	1 year 8 months 27 days
Options exercisable, Weighted average exercise price	$ 50.6
Options exercisable, Aggregate intrinsic value	$ 15

Shareholders Equity (Schedule Of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2011	576,996	931,333
Weighted average remaining contractual life (years)	3 years 9 months 18 days	2 years 11 months 12 days
Weighted average exercise price	$ 25.2	$ 48.3
Options exercisable as of December 31, 2011	233,878
Remaining contractual life (years)	1 year 8 months 27 days
Weighted average exercise price	$ 50.6
0.03-0.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 0.03
Exercise price (range), upper	$ 0.3
Options outstanding as of December 31, 2011	22,970
Weighted average remaining contractual life (years)	3 years 11 months 12 days
Weighted average exercise price	$ 0.3
Options exercisable as of December 31, 2011	3,970
Remaining contractual life (years)	8 months 19 days
Weighted average exercise price	$ 0.03
3.8-4.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 3.8
Exercise price (range), upper	$ 4
Options outstanding as of December 31, 2011	139,100
Weighted average remaining contractual life (years)	5 years 7 months 24 days
Weighted average exercise price	$ 3.9
6.3-9.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 6.3
Exercise price (range), upper	$ 9.5
Options outstanding as of December 31, 2011	138,525
Weighted average remaining contractual life (years)	5 years 29 days
Weighted average exercise price	$ 7.7
Options exercisable as of December 31, 2011	21,588
Remaining contractual life (years)	3 years 10 months 24 days
Weighted average exercise price	$ 9
11.7-17.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 11.7
Exercise price (range), upper	$ 17.3
Options outstanding as of December 31, 2011	25,300
Weighted average remaining contractual life (years)	4 years 9 months 4 days
Weighted average exercise price	$ 13.8
Options exercisable as of December 31, 2011	2,112
Remaining contractual life (years)	4 years 10 months 28 days
Weighted average exercise price	$ 12.2
19.5-27.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 19.5
Exercise price (range), upper	$ 27.4
Options outstanding as of December 31, 2011	106,885
Weighted average remaining contractual life (years)	2 years 3 months 11 days
Weighted average exercise price	$ 21
Options exercisable as of December 31, 2011	65,324
Remaining contractual life (years)	1 year 22 days
Weighted average exercise price	$ 21.2
33.1-39.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 33.1
Exercise price (range), upper	$ 39.4
Options outstanding as of December 31, 2011	62,344
Weighted average remaining contractual life (years)	2 years 15 days
Weighted average exercise price	$ 36
Options exercisable as of December 31, 2011	59,012
Remaining contractual life (years)	2 years 4 days
Weighted average exercise price	$ 36.1
63.9-95.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 63.9
Exercise price (range), upper	$ 95.8
Options outstanding as of December 31, 2011	45,235
Weighted average remaining contractual life (years)	1 year 4 months 17 days
Weighted average exercise price	$ 80.1
Options exercisable as of December 31, 2011	45,235
Remaining contractual life (years)	1 year 4 months 17 days
Weighted average exercise price	$ 80.1
108-136.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 108
Exercise price (range), upper	$ 136.5
Options outstanding as of December 31, 2011	36,637
Weighted average remaining contractual life (years)	1 year 7 months 2 days
Weighted average exercise price	$ 121.9
Options exercisable as of December 31, 2011	36,637
Remaining contractual life (years)	1 year 7 months 2 days
Weighted average exercise price	$ 121.9

Shareholders Equity (Schedule Of Unvested Restricted Share Units) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Non vested, beginning balance, Number of options	107,312
Vested, Number of options	(34,362)
Forfeited, Number of options	(53,950)
Non vested, ending balance, Number of options	19,000
Non vested, beginning balance, Weighted average grant date fair value	$ 28.1
Vested, Weighted average grant date fair value	$ 35.6
Forfeited, Weighted average grant date fair value	$ 28.9
Non vested, ending balance, Weighted average grant date fair value	$ 14.3

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Tax benefit duration period after commencement of production	12 years
Tax benefit duration period after receving approval	14 years
Minimum exports as percentage of income required to qualify for tax benefits	25.00%
Tax exemption period	10 years
Tax deduction period for public share offering expenses	3 years
Amortization period for public share offering expenses	8 years
Effective income tax rate in 2011	15.00%
Effective income tax rate in 2012	15.00%
Effective income tax rate in 2013	12.50%
Effective income tax rate in 2014	12.50%
Effective income tax rate in 2015	12.00%
Effective income tax rate in 2015 and thereafter	12.00%
Operating loss carryforwards	$ 283,122
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Capital gains tax rate	25.00%
Interest and penalties	59	100	92
Accrued interest and penalties	671	910
U.S. Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,073
Development Area A [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate in 2011	10.00%
Effective income tax rate in 2012	10.00%
Effective income tax rate in 2013	7.00%
Effective income tax rate in 2014	7.00%
Effective income tax rate in 2015 and thereafter	6.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration period	20 years
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 23,759

Taxes On Income (Schedule Of Income (Loss) Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ (19,497)	$ (6,776)	$ 5,259
Foreign	(3,520)	(3,902)	2,611
Income (loss) before income tax expense	$ (23,017)	$ (10,678)	$ 7,870

Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Allowance for doubtful accounts	$ 429	$ 1,361
Accrued severance pay and accrued vacation pay	344	660
Research and development expenses	2,683	4,270
Other deductions for tax purposes	1,965	1,712
Net loss carry forward	83,644	76,181
Total deferred tax assets	89,065	84,184
Acquired intangibles	(6,850)	(7,743)
Deferred tax assets, net before valuation allowance	82,215	76,441
Valuation allowance	(82,215)	(76,441)
Deferred tax assets

Taxes On Income (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Opening balance	$ 2,537	$ 3,363
Settlement of prior year tax positions	(447)	(878)
Additions for current year tax position	101	52
Closing balance	$ 2,191	$ 2,537

Information About Geographic Areas And Major Customers (Schedule Of Total Revenues Attributed To Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 49,949	$ 72,273	$ 75,014
Number of reportable segments	1
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,720	16,822	14,679
Europe (Without Italy) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,262	16,640	24,640
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,947	9,291	10,610
Asia (Without China) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,949	6,230	7,466
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,323	7,193	3,922
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,748	$ 16,097	$ 13,697

Information About Geographic Areas And Major Customers (Schedule Of Total Long-Lived Assets Attributed To Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,438	$ 4,826
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,218	3,107
Romania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	948	1,273
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 272	$ 446

Information About Geographic Areas And Major Customers (Summary Of Percentages Of Net Sales From Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of sales from major customers	16.31%			[1]	[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of sales from major customers		[1]	10.30%		[1]

[1]	Less than 10% of the Company's consolidated revenues

Selected Statements Of Operations Data (Schedule Of Research And Development, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Research and development costs	$ 14,825	$ 12,552	$ 8,440
Less - grants and participation	2,161	1,844	536
Total research and development costs	$ 12,664	$ 10,708	$ 7,904

Selected Statements Of Operations Data (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$ 878	$ 778	$ 1,311
Income related to ineffective derivative and derivative not designated as effective hedge	386	709	1,221
Foreign currency transaction differences, net	222
Total financial income	1,486	1,487	2,532
Interest and bank expenses including expense related to sale of trade receivables	(3,050)	(1,209)	(1,087)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(1,331)	(1,016)	(597)
Foreign currency transaction differences, net		(277)	(947)
Total financial expenses	(4,381)	(2,502)	(2,631)
Total financial income (expense), net	$ (2,895)	$ (1,015)	$ (99)

Selected Statements Of Operations Data (Schedule Of Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Numerator for basic and diluted net loss per share - continuing operations	$ (23,017)		$ (10,678)		$ 6,976
Numerator for basic and diluted net loss per share - discontinued operations	(32,892)		(23,144)		(105,455)
Net loss	$ (55,909)		$ (33,822)		$ (98,479)
Weighted average number of Ordinary shares, basic	6,260,104		6,230,187		6,219,862
Effect of dilutive securities: Employee stock options		[1]		[1]		[1]
Adjusted weighted average number of shares, diluted	6,260,104		6,230,187		6,219,862
Continuing operations	$ (3.68)		$ (1.71)		$ 1.12
Discontinued operations	$ (5.25)		$ (3.72)		$ (16.95)
Net loss per share Basic and Diluted	$ (8.93)		$ (5.43)		$ (15.83)

[1]	Antidilutive